UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2007

Date of reporting period:	12/31/2006

Item 1.	Schedule of Investments

The Prudential Investment Portfolios, Inc.

JennisonDryden Conservative Allocation Fund

Schedule of Investments

as of December 31, 2006 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 97.2%

Affiliated Registered Investment Companies
Dryden Government Income Fund, Inc. (Class Z)	805,970	$7,068,360
Dryden High Yield Fund, Inc. (Class Z)	244,451	1,420,263
Dryden International Equity Fund (Class Z)	286,992	2,571,448
Dryden Large-Cap Core Equity Fund (Class Z)	109,595	1,487,200
Dryden Short-Term Corporate Bond Fund (Class Z)	514,974	5,556,567
Dryden Ultra Short Bond Fund (Class Z)	200,441	1,946,282
Jennison 20/20 Focus Fund (Class Z)	84,874	1,388,535
Jennison Equity Opportunity Fund (Class Z)	32,972	541,068
Jennison Growth Fund (Class Z)(b)	131,824	2,231,787
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)(b)	23,857	537,742
Jennison Value Fund (Class Z)	131,881	2,787,969

Total long-term investments (cost $25,615,932)		27,537,221

SHORT-TERM INVESTMENT 2.6%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series
(cost $725,293)	725,293	725,293

Total Investments(a) 99.8% (cost $26,341,225)(b)		28,262,514
Other assets in excess of liabilities 0.2%		55,652

Net Assets 100.0%		$28,318,166

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Non-income producing security.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 26,427,571	$2,019,027	$184,084	$1,834,943

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc.

JennisonDryden Moderate Allocation Fund

Schedule of Investments

as of December 31, 2006 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 97.9%

Affiliated Registered Investment Companies
Dryden Government Income Fund, Inc. (Class Z)	1,231,616	$10,801,274
Dryden High Yield Fund, Inc. (Class Z)	549,124	3,190,408
Dryden International Equity Fund (Class Z)	1,392,724	12,478,807
Dryden Large-Cap Core Equity Fund (Class Z)	424,687	5,762,998
Dryden Short-Term Corporate Bond Fund, Inc. (Class Z)	875,450	9,446,102
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)(b)	114,055	2,316,451
Dryden Ultra Short Bond Fund (Class Z)	159,436	1,548,122
Jennison 20/20 Focus Fund (Class Z)	379,195	6,203,638
Jennison Equity Opportunity Fund (Class Z)	142,212	2,333,695
Jennison Growth Fund (Class Z)(b)	547,650	9,271,711
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)(b)	69,600	1,568,778
Jennison Value Fund (Class Z)	611,353	12,924,004

Total long-term investments
(cost $68,246,868)		77,845,988

SHORT-TERM INVESTMENT 2.1%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series	1,693,801	1,693,801

(cost $1,693,801)
Total Investments(a) 100.0%
(cost $69,940,669)(c)		79,539,789
Liabilities in excess of other assets		(30,500)

Net Assets 100.0%		$79,509,289

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Non-income producing security.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 70,100,116	$9,838,205	$398,532	$9,439,673

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

JennisonDryden Growth Allocation Fund

Schedule of Investments

as of December 31, 2006 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 97.8%

Affiliated Registered Investment Companies
Dryden International Equity Fund (Class Z)	1,199,177	$10,744,626
Dryden Large-Cap Core Equity Fund (Class Z)	306,961	4,165,467
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)(b)	153,860	3,124,904
Dryden Total Return Bond Fund, Inc. (Class Z)	231,888	2,914,830
Jennison 20/20 Focus Fund (Class Z)	273,367	4,472,280
Jennison Equity Opportunity Fund (Class Z)	109,656	1,799,458
Jennison Growth Fund (Class Z)(b)	422,988	7,161,182
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)(b)	78,769	1,775,444
Jennison Value Fund (Class Z)	383,259	8,102,095

Total long-term investments
(cost $37,204,947)		44,260,286

SHORT-TERM INVESTMENT 1.8%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series
(cost $810,981)	810,981	810,981

Total Investments(a) 99.6%
(cost $38,015,928)(c)		45,071,267
Other assets in excess of liabilities 0.4%		189,209

Net Assets 100.0%		$45,260,476

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Non-income producing security.
(c)	The United States federal income tax basis and the unrealized appreciation (depreciation) as of December 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 38,155,335	$6,942,989	$(27,057)	$6,915,932

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Jennison Growth Fund

Schedule of Investments

as of December 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS
Aerospace & Defense 3.4%
729,300	Boeing Co.	$64,791,012
572,600	United Technologies Corp.	35,798,952

		100,589,964

Beverages 2.7%
1,288,000	PepsiCo, Inc.	80,564,400

Biotechnology 6.0%
429,600	Amgen, Inc. (a)	29,345,976
800,800	Genentech, Inc.(a)	64,968,904
1,286,600	Gilead Sciences, Inc.(a)(b)	83,538,938

		177,853,818

Capital Markets 7.2%
2,317,400	Charles Schwab Corp. (The)	44,818,516
266,100	Goldman Sachs Group, Inc.	53,047,035
421,500	Merrill Lynch & Co., Inc.	39,241,650
1,270,300	UBS AG	76,637,199

		213,744,400

Chemicals 0.8%
458,500	Monsanto Co.	24,085,005

Communications Equipment 8.7%
3,502,900	Cisco Systems, Inc.(a)	95,734,257
928,800	Corning, Inc.(a)	17,377,848
1,019,500	Motorola, Inc.	20,960,920
1,943,800	QUALCOMM, Inc.	73,456,202
415,300	Research In Motion Ltd.(a)	53,067,034

		260,596,261

Computers & Peripherals 3.7%
911,200	Apple Computer, Inc.(a)	77,306,208
783,900	Hewlett-Packard Co.	32,288,841

		109,595,049

Consumer Finance 1.4%
696,300	American Express Co.	42,244,521

Diversified Financial Services 2.4%
221,600	IntercontinentalExchange, Inc.(a)(b)	23,910,640
474,900	NYSE Group, Inc.(a)(b)	46,160,280

		70,070,920

Energy Equipment & Services 1.0%
494,500	Schlumberger Ltd.	31,232,620

Food & Staples Retailing 1.0%
603,600	Whole Foods Market, Inc.(b)	28,326,948

Health Care Equipment & Supplies 4.2%
590,800	Alcon, Inc.	66,033,716
94,400	Baxter International, Inc.	4,379,216
1,520,800	St. Jude Medical, Inc.(a)	55,600,448

		126,013,380

Health Care Providers & Services 3.1%
712,600	UnitedHealth Group, Inc.	38,287,998
706,000	WellPoint, Inc.(a)	55,555,140

		93,843,138

Hotels, Restaurants & Leisure 3.7%
109,800	Chipotle Mexican Grill, Inc. (Class A Stock)(a)(b)	6,258,600
277,800	International Game Technology(b)	12,834,360
1,085,200	Marriott International, Inc. (Class A Stock)	51,785,744
1,091,300	Starbucks Corp.(a)(b)	38,653,846

		109,532,550

Household Products 1.8%
848,590	Procter & Gamble Co.	54,538,879

Industrial Conglomerates 2.2%
1,795,000	General Electric Co.	66,791,950

Insurance 3.2%
1,351,100	American International Group, Inc.	96,819,826

Internet Software & Services 4.1%
264,800	Google, Inc. (Class A Stock)(a)	121,935,104

IT Services 1.0%
570,700	Infosys Technologies Ltd. ADR (India)	31,137,392

Media 4.6%
2,700,500	Walt Disney Co. (The)	92,546,135
2,073,500	News Corp. (Class A Stock)	44,538,780

		137,084,915

Multi-line Retail 3.3%
858,500	Federated Department Stores, Inc.	32,734,605
273,000	Kohl’s Corp.(a)	18,681,390
843,200	Target Corp.	48,104,560

		99,520,555

Oil, Gas & Consumable Fuels 2.4%
656,000	Occidental Petroleum Corp.	32,032,480
507,500	Suncor Energy, Inc.(b)	40,046,825

		72,079,305

Pharmaceuticals 8.0%
1,034,000	Abbott Laboratories	50,366,140
1,022,600	Novartis AG ADR (Switzerland)	58,738,144
1,010,600	Roche Holding AG ADR (Switzerland)	90,446,477
742,100	Wyeth	37,787,732

		237,338,493

Semiconductors & Semiconductor Equipment 3.1%
1,313,600	Broadcom Corp. (Class A Stock)(a)(b)	42,442,416
2,582,200	Marvell Technology Group Ltd.(a)	49,552,418

		91,994,834

Software 9.5%
2,244,600	Adobe Systems, Inc.(a)(b)	92,297,952
793,600	Electronic Arts, Inc.(a)	39,965,696
3,509,000	Microsoft Corp.	104,778,740
858,000	SAP AG ADR (Germany)(b)	45,559,800

		282,602,188

Specialty Retail 1.2%
1,143,600	Lowe’s Cos., Inc.	35,623,140

Textiles, Apparel & Luxury Goods 3.6%
1,537,200	Coach, Inc.(a)	66,038,112
421,500	Nike, Inc. (Class B Stock)	41,741,145

		107,779,257

Wireless Telecommunication Services 1.4%
626,000	NII Holdings, Inc.(a)(b)	40,339,440

	Total long-term investments
	(cost $2,186,330,529)	2,943,878,252

SHORT-TERM INVESTMENT 8.2%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
243,718,807	(cost $243,718,807; includes $212,840,900 of cash collateral received from
	securities on loan)(c)(d)	243,718,807

	Total Investments 106.9%
	(cost $2,430,049,336)(e)	3,187,597,059
	Liabilities in excess of other assets (6.9%)	(206,077,751)

	Net Assets 100.0%	$2,981,519,308

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $204,664,255; cash collateral of $212,840,900 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 2,455,888,980	$751,987,514	$(20,279,435)	$731,708,079

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Jennison Equity Opportunity Fund

Schedule of Investments

as of December 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.5%
COMMON STOCKS
Aerospace & Defense 1.3%
165,300	Honeywell International, Inc.	$7,478,172

Biotechnology 1.4%
122,100	Amgen, Inc.(a)	8,340,651

Capital Markets 8.5%
325,400	Bank of New York Co., Inc. (The)	12,810,998
575,300	Charles Schwab Corp. (The)	11,126,302
235,600	Eaton Vance Corp.	7,777,156
137,700	Lazard Ltd., “Class A”(b)	6,518,718
115,400	Nuveen Investments, Inc. “Class A”(b)	5,986,952
93,800	State Street Corp.	6,325,872

		50,545,998

Chemicals 5.4%
263,000	E.I. du Pont de Nemours & Co.	12,810,730
295,600	Huntsman Corp.(a)	5,607,532
420,100	Nalco Holdings Co.(a)	8,595,246
195,400	Rockwood Holdings, Inc.(a)	4,935,804

		31,949,312

Commercial Banks 2.2%
336,755	Royal Bank of Scotland Group PLC (United Kingdom)	13,141,047

Commercial Services & Supplies 4.1%
992,800	Allied Waste Industries, Inc.(a)(b)	12,201,512
290,100	Navigant Consulting, Inc.(a)(b)	5,732,376
179,000	Waste Management, Inc.	6,581,830

		24,515,718

Communications Equipment 1.0%
315,100	Corning, Inc.(a)	5,895,521

Computers & Peripherals 2.0%
254,200	Diebold, Inc.(b)	11,845,720

Consumer Finance 1.4%
175,500	SLM Corp.	8,559,135

Containers & Packaging 0.8%
101,500	Temple-Inland, Inc.	4,672,045

Diversified Consumer Services 3.8%
253,000	Career Education Corp.(a)(b)	6,269,340

233,500	DeVry, Inc.	6,538,000
290,200	H&R Block, Inc.	6,686,208
235,700	ServiceMaster Co. (The)	3,090,027

		22,583,575

Diversified Financial Services 3.3%
169,400	Citigroup, Inc.	9,435,580
433,800	KKR Private Equity Investors LLP, RDU, Private Placement 144A (cost $ 10,830,083;
	purchased 5/03/06 – 05/05/06)(a)(f)(g)	9,912,330

		19,347,910

Diversified Telecommunication Services 0.7%
329,500	IDT Corp., “Class B”(a)(b)	4,309,860

Energy Equipment & Services 3.8%
79,600	Baker Hughes, Inc.	5,942,936
96,500	National-Oilwell Varco, Inc.(a)	5,903,870
171,300	Schlumberger Ltd.	10,819,308

		22,666,114

Food & Staples Retailing 5.1%
484,600	Kroger Co. (The)	11,179,722
363,400	Performance Food Group Co.(a)(b)	10,044,376
189,600	Wal-Mart Stores, Inc.	8,755,728

		29,979,826

Food Products 3.3%
820,500	Cadbury Schweppes PLC (United Kingdom)	8,779,654
395,300	ConAgra Foods, Inc.	10,673,100

		19,452,754

Health Care Equipment & Supplies 1.3%
209,000	St. Jude Medical, Inc.(a)	7,641,040

Health Care Providers & Services 3.1%
165,800	Omnicare, Inc.(b)	6,404,854
219,500	UnitedHealth Group, Inc.	11,793,735

		18,198,589

Hotels, Restaurants & Leisure 1.7%
304,800	Bally Technologies, Inc.(a)(b)	5,693,664
100,500	Boyd Gaming Corp.(b)	4,553,655

		10,247,319

Household Products 1.1%
99,300	Kimberly-Clark Corp.	6,747,435

Independent Power Producers & Energy Traders 2.5%
266,700	NRG Energy, Inc.(a)	14,937,867

Insurance 6.1%
228,600	American International Group, Inc.	16,381,476

137,500	Axis Capital Holdings Ltd.	4,588,375
1,140,200	Benfield Group Ltd. (United Kingdom)	7,981,154
156,000	StanCorp Financial Group, Inc.	7,027,800

		35,978,805

Internet & Catalog Retail 1.4%
222,100	IAC/InterActiveCorp. (a)(b)	8,253,236

Machinery 1.5%
185,200	Dover Corp.	9,078,504

Media 9.2%
495,000	Discovery Holding Co., “Class A”(a)(b)	7,964,550
84,200	Entercom Communications Corp.(b)	2,372,756
1,273,800	Gemstar-TV Guide International, Inc.(a)	5,107,938
311,637	Liberty Global Inc., Series C(a)	8,725,836
646,200	Pearson PLC (United Kingdom)	9,761,387
422,100	Radio One, Inc., “Class D”(a)	2,844,954
289,100	Tribune Co.(b)	8,898,498
206,943	Viacom, Inc. “Class B”(a)	8,490,871

		54,166,790

Metals & Mining 1.9%
300,300	Alpha Natural Resources, Inc.(a)	4,273,269
297,600	Massey Energy Co.	6,913,248

		11,186,517

Multi-Utilities 1.1%
111,000	Sempra Energy	6,220,440

Oil, Gas & Consumable Fuels 2.3%
131,700	Occidental Petroleum Corp.	6,430,911
255,100	Range Resources Corp.(b)	7,005,046

		13,435,957

Pharmaceuticals 7.1%
213,200	Abbott Laboratories	10,384,972
237,700	Endo Pharmaceuticals Holdings, Inc.(a)	6,555,766
161,600	Medicis Pharmaceutical Corp. “Class A”(b)	5,677,008
99,100	Novartis AG, ADR (Switzerland)	5,692,304
219,300	Pfizer, Inc.	5,679,870
317,800	Watson Pharmaceuticals, Inc.(a)	8,272,334

		42,262,254

Road & Rail 1.1%
190,300	CSX Corp.	6,552,029

Semiconductors & Semiconductor Equipment 1.3%
477,000	Integrated Device Technology, Inc.(a)	7,383,960

Software 5.6%
364,600	BEA Systems, Inc.(a)	4,586,668

226,100	Fair Isaac Corp.	9,190,965
189,600	Manhattan Associates, Inc.(a)	5,703,168
227,800	Microsoft Corp.	6,802,108
729,600	TIBCO Software, Inc.(a)	6,887,424

		33,170,333

Specialty Retail 2.1%
890,200	Blockbuster, Inc., “Class A”(a)(b)	4,709,158
322,400	Urban Outfitters, Inc.(a)(b)	7,424,872

		12,134,030

	Total long-term investments
	(cost $500,169,209)	582,878,463

Principal Amount (000)
SHORT-TERM INVESTMENTS 17.6%

U.S. Government Security 0.0%
	United States Treasury Bill
$105	5.05% 06/21/07(d) (cost $102,571)	102,586

Shares

Affiliated Money Market Mutual Fund 17.6%
104,139,429	Dryden Core Investment Fund - Taxable Money Market Series
	(Cost $104,139,429; includes $98,947,530 of cash collateral received for securities on loan)(c)(e)	104,139,429

	Total short-term investments
	(cost $104,242,000)	104,242,015

	Total Investments (h) 116.1%
	(cost $604,411,209) (i)	687,120,478
	Liabilities in excess of other assets (16.1%)	(95,119,853)

	Net Assets 100%	$592,000,625

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

RDU – Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $93,890,982; cash collateral of $98,947,530 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(f)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(g)	Indicates a restricted security. The aggregate cost of the security is $10,830,083. The aggregate market value of $9,912,330 represents 1.7% of net assets.
(h)	As of December 31, 2006, one security representing $9,912,330 and 1.4% of the total market value of the Portfolio was fair valued in accordance with the policies adopted by the Board of Directors.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 608,224,205	$86,698,138	$7,801,865	$78,896,273

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Dryden Active Allocation Fund

Schedule of Investments

as of December 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.0%
COMMON STOCKS 65.2%

Aerospace & Defense 1.7%
8,500	Armor Holdings, Inc.(a)	$466,225
19,600	Ceradyne, Inc.(a)(g)	1,107,400
32,800	Honeywell International, Inc.	1,483,872
16,300	L-3 Communications Holdings, Inc.	1,333,014
22,600	Lockheed Martin Corp.	2,080,782
50,600	Northrop Grumman Corp.	3,425,620
6,600	Raytheon Co.	348,480
14,600	United Technologies Corp.	912,792

		11,158,185

Air Freight & Logistics 0.2%
9,800	FedEx Corp.	1,064,476
10,300	HUB Group, Inc.(a)	283,765

		1,348,241

Airlines 0.1%
3,872	Air France-KLM (France)	162,997
2,269	British Airways PLC (United Kingdom)(a)	23,435
3,761	Qantas Airways Ltd. (Australia)	15,502
5,000	Singapore Airlines Ltd. (Singapore)	56,936
22,900	Southwest Airlines Co.	350,828

		609,698

Auto Components
1,004	Continental AG (Germany)	116,907
66	Rieter Holding AG (Switzerland)	34,530
2,600	Stanley Electric Co. Ltd. (Japan)	51,942
200	Toyota Industries Corp. (Japan)	9,186

		212,565

Automobiles 0.2%
956	DaimlerChrysler AG (Germany)	59,224
3,802	Fiat SpA (Italy)	72,672
5,100	Harley-Davidson, Inc.(g)	359,397
6,200	Honda Motor Co. Ltd. (Japan)	244,709
363	Renault SA (France)	43,605
800	Thor Industries, Inc.	35,192
6,500	Toyota Motor Corp. (Japan)	435,026
624	Volkswagen AG (Germany)	70,806
300	Yamaha Motor Co. Ltd. (Japan)	9,430

		1,330,061

Beverages 1.3%
72,800	Coca-Cola Co. (The)(g)	3,512,600
31,100	Coca-Cola Enterprises, Inc.	635,062
10,035	Foster’s Brewing Group Ltd. (Australia)	54,723
1,520	Hellenic Bottling Co. SA (Greece)	59,391
46,800	Pepsi Bottling Group, Inc.	1,446,588
45,400	PepsiCo, Inc.	2,839,770
7,346	SABMiller PLC (United Kingdom)	169,004

		8,717,138

Biotechnology 1.1%
41,476	Amgen, Inc.(a)	2,833,226
38,200	Biogen Idec, Inc.(a)(g)	1,879,058
13,100	ImClone Systems, Inc.(a)	350,556
53,500	PDL Biopharma, Inc.(a)(g)	1,077,490
22,800	United Therapeutics Corp.(a)	1,239,636

		7,379,966

Building Products 0.2%
10,000	Builders FirstSource, Inc.(a)	178,300
2,210	Compagnie de Saint - Gobain (France)	185,686
34	Geberit AG (Switzerland)	52,402
16,300	NCI Buildings Systems, Inc.(a)(g)	843,525
7,000	Nippon Sheet Glass Co. Ltd. (Japan)	32,781
7,000	Sanwa Shutter Corp. (Japan)	41,311

		1,334,005

Capital Markets 2.8%
2,800	Ameriprise Financial, Inc.	152,600
9,100	Bear Stearns Cos., Inc. (The)	1,481,298
2,026	Credit Suisse Group (Switzerland)	141,745
700	D Carnegie AB (Sweden)	15,082
2,244	Deutsche Bank AG (Germany)	300,898
24,700	Goldman Sachs Group, Inc.	4,923,945
17,300	Janus Capital Group, Inc.	373,507
51,800	Lehman Brothers Holdings, Inc.(g)	4,046,616
388	Macquarie Bank Ltd.	24,116
37,700	Merrill Lynch & Co., Inc.(g)	3,509,870
32,400	Morgan Stanley	2,638,332
4,836	UBS AG (Switzerland)	293,891

		17,901,900

Chemicals 0.7%
2,709	BASF AG (Germany)	264,946
60,700	Dow Chemical Co. (The)	2,424,357
1,371	Koninklijke DSM NV (Netherlands)	67,740
33,000	Lyondell Chemical Co.	843,810
19,000	Mitsubishi Chemical Holdings (Japan)	119,640
2,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	20,926
11,000	Mitsui Chemicals, Inc. (Japan)	84,570
30,000	PolyOne Corp.(a)	225,000
1,600	Rohm and Haas Co.	81,792
18,000	Teijin Ltd. (Japan)	110,823

5,100	Westlake Chemical Corp.	160,038
1,100	Yara International ASA (Norway)	25,007

		4,428,649

Commercial Banks 3.0%
316	Allied Irish Banks PLC (Ireland)	9,386
1,320	Alpha Credit Bank (Greece)	39,902
6,577	Australia And New Zealand Banking Group Ltd. (Australia)	145,979
2,676	Banche Popolari Unite Scrl (Italy)	73,545
8,954	Banco Bilbao Vizcaya Argentaria (Spain)	215,591
11,459	Banco Comercial Portugues SA (Portugal)	42,354
3,178	Banco Espirito Santo SA (Portugal)	57,137
2,281	Banco Popolare di Verona e Nov (Italy)	65,490
19,443	Banco Santander Central Hispano SA (Spain)	362,912
16,570	Barclays PLC (United Kingdom)	236,839
32,300	BB&T Corp.	1,418,939
3,032	BNP Paribas (France)	330,796
18,200	Comerica, Inc.	1,067,976
4,480	Credit Agricole SA (France)	188,414
3,300	Danske Bank A/S (Denmark)	146,633
11,000	DBS Group Holdings Ltd. (Singapore)	161,491
6,270	Dexia (Belgium)	171,741
9,300	DnB NOR ASA (Norway)	132,001
2,000	First Bancorp (Puerto Rico)	19,060
2,000	Gunma Bank Ltd. (The) (Japan)	12,023
3,276	HBOS PLC (United Kingdom)	72,610
25,504	HSBC Holdings PLC (United Kingdom)	464,908
5,700	Huntington Bancshares, Inc.(g)	135,375
59,600	KeyCorp.	2,266,588
10,467	Lloyds TSB Group PLC (United Kingdom)	117,124
7	Mitsubishi Tokyo Financial Group, Inc. (Japan)	86,841
12,000	Mitsui Trust Holdings, Inc. (Japan)	137,096
2	Mizuho Financial Group, Inc. (Japan)	14,266
44,500	National City Corp.(g)	1,626,920
9,100	PNC Financial Services Group, Inc.(g)	673,764
22,700	Popular, Inc. (Puerto Rico)	407,465
7,389	Royal Bank of Scotland Group PLC (United Kingdom)	288,338
1,000	Shinsei Bank Ltd. (Japan)	5,878
2,000	Skandinaviska Enskilda Banken, Class A (Sweden)	63,541
1,361	Societe Generale (France)	231,040
5,300	SunTrust Banks, Inc.(g)	447,585
500	Svenska Handelsbanken, Class A (Sweden)	15,118
49,256	U.S. Bancorp.	1,782,575
20,338	UniCredito Italiano SpA (Italy)	178,265
3,200	UnionBanCal Corp.	196,000
3,000	United Overseas Bank Ltd. (Singapore)	37,838
62,000	Wachovia Corp.	3,530,901
54,100	Wells Fargo & Co.	1,923,796
1,504	Westpac Banking Corp.	28,696
1,400	Zions Bancorporation	115,416

		19,746,153

Commercial Services & Supplies 1.1%
8,800	Choice Point, Inc.(a)	346,544
10,000	Corporate Executive Board Co.	877,000

2,014	Hays PLC (United Kingdom)	6,280
61,300	Herman Miller, Inc.	2,228,867
22,000	IKON Office Solutions, Inc.	360,140
16,900	John H. Harland Co.(g)	848,380
3,116	Michael Page International PLC	27,592
19,800	R. R. Donnelley & Sons Co.	703,692
491	Randstad Holding NV (Netherlands)	33,963
28,200	Robert Half International, Inc.	1,046,784
30	SGS Societe Generale Surveilla (Switzerland)	33,435
33,700	Spherion Corp.(a)	250,391
3,200	Viad Corp.	129,920

		6,892,988

Communications Equipment 1.1%
87,100	Cisco Systems, Inc.(a)	2,380,443
37,000	Foxconn International Holdings Ltd. (China)(a)	120,678
24,700	Harris Corp.	1,132,742
19,100	Mastec, Inc.(a)	220,414
160,400	Motorola, Inc.	3,297,824
2,000	Nokia Corp. (Finland)	40,869
4,200	QUALCOMM, Inc.	158,718
1,448	Telent PLC (United Kingdom)(a)	13,403

		7,365,091

Computers & Peripherals 2.5%
1,050	Creative Technology Ltd.	6,960
48,700	Dell, Inc.(a)	1,221,883
1,300	Diebold, Inc.	60,580
123,093	Hewlett-Packard Co.	5,070,201
68,200	International Business Machines Corp.	6,625,630
34,700	Network Appliance, Inc.(a)	1,363,016
47,100	QLogic Corp.(a)	1,032,432
28,400	Western Digital Corp.(a)	581,064
264	Wincor Nixdorf AG (Germany)	40,794

		16,002,560

Construction & Engineering
306	ACS Actividades Cons y Serv (Spain)	17,252
4,000	Chiyoda Corp. (Japan)	78,196
2,000	COMSYS Holdings Corp. (Japan)	22,098
21,000	Obayashi Corp. (Japan)	136,138

		253,684

Construction Materials 0.5%
7,394	Cimpor-Cimentos de Portugal, SGPS, SA (Potugal)	61,393
455	CRH PLC (Ireland)	18,944
20,100	Eagle Materials, Inc.	868,923
385	Holcim Ltd., Class B (Switzerland)	35,293
489	Italcementi SpA (Italy)	13,794
664	Lafarge SA (France)	98,783
26,800	Vulcan Materials Co.	2,408,516

		3,505,646

Consumer Finance 0.6%
55,400	AmeriCredit Corp.(a)(g)	1,394,418
8,559	Capital One Financial Corp.	657,502
55,500	First Cash Financial Services, Inc.(a)	1,435,785
380	ORIX Corp. (Japan)	110,197

		3,597,902

Distributors
6,000	Li & Fung Ltd. (China)	18,629
59,627	Pacific Brands Ltd. (Australia)	122,660

		141,289

Diversified Consumer Services 0.2%
17,700	Bright Horizons Family Solutions, Inc.(a)	684,282
6,100	ITT Educational Services, Inc.(a)(g)	404,857
12,300	Jackson Hewitt Tax Service, Inc.	417,831

		1,506,970

Diversified Financial Services 3.5%
842	Babcock & Brown Ltd. (Australia)	16,406
131,320	Bank of America Corp.	7,011,175
21,686	Challenger Financial Services Group Ltd.	70,263
26,900	CIT Group, Inc.	1,500,213
127,760	Citigroup, Inc.	7,116,232
3,997	Fortis Group (Belgium)	170,527
6,290	ING Groep NV (Netherlands)	278,901
107,230	JPMorgan Chase & Co.	5,179,209
17,700	Moody’s Corp.	1,222,362
2,600	OKO Bank PLC (Finland)	43,588
513	Suncorp-Metway Ltd.	8,222

		22,617,098

Diversified Telecommunication Services 1.5%
133,417	AT&T, Inc.(g)	4,769,659
756	Belgacom SA (Belgium)	33,302
16,600	BellSouth Corp.	782,026
23,509	BT Group PLC (United Kingdom)	138,781
1,100	CenturyTel, Inc.	48,026
1,669	France Telecom SA (France)	46,156
9,010	Koninklijke (Royal) KPN NV (Netherlands)	128,094
34	Nippon Telegraph & Telephone Corp. (NTT) (Japan)	167,671
242	Swisscom AG (Switzwerland)	91,606
52,064	Telecom Corp. of New Zealand Ltd. (New Zealand)	176,082
27,878	Telecom Italia SpA (Italy)	70,730
6,597	Telefonica SA (Spain)	140,378
1,400	Telenor ASA (Norway)	26,326
4,500	TeliaSonera AB (Sweden)	36,974
91,052	Verizon Communications, Inc.	3,390,776

		10,046,587

Electric Utilities 0.7%
9,300	Allegheny Energy, Inc.(a)	426,963
55,400	American Electric Power Co., Inc.	2,358,932
12,000	CLP Holdings Ltd. (Hong Kong)	88,577
2,515	E.On AG (Germany)	342,914
3,341	Endesa SA (Spain)	158,020
9,580	Enel SpA (Italy)	98,829
3,800	Exelon Corp.(g)	235,182
9,200	FirstEnergy Corp.	554,760
2,600	Hokkaido Electric Power Co., Inc. (Japan)	66,402
2,000	Hong Kong Electric Holdings Ltd. (Hong Kong)	9,780
1,800	Kansai Electric Power Co., Inc. (The) (Japan)	48,456
1,500	Pinnacle West Capital Corp.	76,035
2,900	Tokyo Electric Power Co., Inc. (The) (Japan)	93,688
1,410	Union Fenosa, SA (Spain)	69,797
2,200	Westar Energy, Inc.	57,112

		4,685,447

Electrical Equipment 0.8%
18,200	Acuity Brands, Inc.(g)	947,128
1,800	Baldor Electric Co.	60,156
39,200	Emerson Electric Co.	1,728,328
6,000	Fujikura Ltd. (Japan)	52,746
5,000	Mitsubishi Electric Corp. (Japan)	45,562
7,200	Regal-Beloit Corp.	378,072
11,900	Rockwell Automation, Inc.	726,852
571	Schneider Electric SA (France)	63,390
24,700	Thomas & Betts Corp.(a)	1,167,816

		5,170,050

Electronic Equipment & Instruments 0.7%
72,900	Agilent Technologies, Inc.(a)	2,540,565
20,400	Agilysys, Inc.	341,496
600	Ibiden Co. Ltd. (Japan)	30,179
15,800	Itron, Inc.(a)(g)	819,072
800	Kyocera Corp. (Japan)	75,626
2,400	MTS Systems Corp.	92,688
2,700	SYNNEX Corp.(a)	59,238
3,600	Technitrol, Inc.	86,004
1,000	Venture Manufacturing Ltd.	8,771
12,000	Yaskawa Electric America, Inc.	138,711

		4,192,350

Energy Equipment & Services 1.1%
8,100	Baker Hughes, Inc.	604,746
50,900	BJ Services Co.	1,492,388
4,700	Complete Production Services, Inc.(a)	99,640
920	Fugro NV (Netherlands)(a)	43,963
37,400	Halliburton Co.(g)	1,161,270
44,000	Nabors Industries Ltd. (Bermuda)(a)(g)	1,310,320
21,900	Patterson-UTI Energy, Inc.	508,737
17,600	Schlumberger Ltd.	1,111,616
1,338	TGS Nopec Geophysical Co., ASA (Norway)(a)	27,682
14,500	Tidewater, Inc.(g)	701,220
2,000	Transocean, Inc.(a)(g)	161,780
1,300	Weatherford International, Ltd.(a)	54,327

		7,277,689

Food & Staples Retailing 0.8%
1,300	Aeon Co. Ltd. (Japan)	28,117
489	Casino Guichard Perrachon SA (France)	45,443
515	Delhaize-Le Lion S.A. (Belgium)	42,931
1,200	FamilyMart Co. Ltd.	32,620
4,859	Koninklijke Ahold NV (Netherlands)	51,698
57,300	Kroger Co. (The)	1,321,911
40,300	Safeway, Inc.	1,392,768
13,931	Sainsbury Ord. (United Kingdom)	111,630
49,400	Wal-Mart Stores, Inc.	2,281,292

		5,308,410

Food Products 0.8%
41,900	Archer-Daniels-Midland Co.(g)	1,339,125
43,700	Chiquita Brands International, Inc.(g)	697,889
37,900	ConAgra Foods, Inc.	1,023,300
2,125	East Asiatic Co. Ltd. (Denmark)	118,875
735	Ebro Puleva, SA (Spain)	18,628
1,600	H.J. Heinz Co.	72,016
4,500	Hormel Foods Corp.	168,030
12,500	Kraft Foods, Inc., Class A	446,250
632	Nestle SA, Class B (Switzerland)	224,584
2,000	Nichirei Corp. (Japan)	11,201
3,000	Nisshin Flour Milling (Japan)	30,959
13,300	Peet’s Coffee & Tea, Inc.(a)	348,992
11,500	Smithfield Foods, Inc.(a)	295,090
3,487	Suedzucker AG (Germany)	83,729
4,330	Unilever NV (Netherlands)	118,317
2,790	Unilever PLC (United Kingdom)	78,008

		5,074,993

Gas Utilities 0.1%
5,200	AGL Resources, Inc.	202,332
1,300	Atmos Energy Corp.	41,483
8,700	Energen Corp.	408,379
1,138	Gas Natural SDG-E (Spain)	45,051
947	Gaz de France SA (France)(a)	43,565
2,300	Southern Union Co.	64,285

		805,095

Healthcare Equipment & Supplies 1.2%
45,000	Becton, Dickinson & Co.	3,156,750
458	Cochlear Ltd. (Australia)	20,902
48,400	Cytyc Corp.(a)	1,369,720
14,300	IDEXX Laboratories, Inc.(a)	1,133,990
22,500	Immucor, Inc.(a)(g)	657,675
24,100	Mentor Corp.	1,177,767
3,300	Zoll Medical Corp.(a)	192,192

		7,708,996

Healthcare Providers & Services 2.0%
20,800	Aetna, Inc.	898,144
38,900	Caremark Rx, Inc.	2,221,579
14,300	CIGNA Corp.	1,881,451
30,200	Express Scripts, Inc.(a)(g)	2,162,320
12,900	Laboratory Corp. of America Holdings(a)(g)	947,763
1,300	LifePoint Hospitals, Inc.(a)	43,810
20,000	Lincare Holdings, Inc.(a)	796,800
34,800	Medco Health Solutions, Inc.(a)	1,859,712
1,800	Suzuken Co., Ltd. (Japan)	67,676
21,600	UnitedHealth Group, Inc.	1,160,568
10,500	WellPoint, Inc.(a)	826,245

		12,866,068

Hotels, Restaurants & Leisure 1.2%
78,900	Brinker International, Inc.	2,379,624
1,884	Carnival PLC (United Kingdom)	95,467
22,800	Darden Restaurants, Inc.	915,876
22,700	Dover Downs Gaming & Entertainment	303,499
1,656	Enterprise Inns PLC (United Kingdom)	43,870
45,400	McDonald’s Corp.	2,012,582
16,900	Starbucks Corp.(a)(g)	598,598
26,800	Yum! Brands, Inc.	1,575,840

		7,925,356

Household Durables 0.1%
5,959	Barratt Developments PLC (United Kingdom)	144,095
2,678	Bovis Homes Group PLC (United Kingdom)	56,839
2,600	Ethan Allen Interiors, Inc.	93,886
3,331	George Wimpey PLC (United Kingdom)	36,426
2,200	Harman International Industries, Inc.	219,802
4,600	Makita Corp. (Japan)	140,988
4,000	Matsushita Electric Industrial Co. Ltd. (Japan)	80,206
1,000	Sharp Corp. (Japan)	17,194
7,596	Taylor Woodrow PLC (United Kingdom)	63,395

		852,831

Household Products 0.9%
34,300	Kimberly-Clark Corp.	2,330,685
53,375	Procter & Gamble Co.	3,430,411
2,086	Reckitt Benckiser PLC (United Kingdom)	95,329

		5,856,425

Independent Power Producers & Energy Traders 0.7%
1,500	Black Hills Corp.	55,410
38,100	NRG Energy, Inc.(a)(g)	2,133,981
41,800	TXU Corp.	2,265,978

		4,455,369

Industrial Conglomerates 1.5%
2,900	Carlisle Co., Inc.	227,650

3,633	Cookson Group PLC (United Kingdom)	44,672
214,750	General Electric Co.	7,990,847
2,000	Haw Par Corp. Ltd. (Singapore)	9,236
2,900	Orkla ASA, Class A (Norway)	164,181
325	Siemens AG (Germany)	32,434
9,300	Teleflex, Inc.	600,408
4,400	Textron, Inc.	412,588

		9,482,016

Insurance 2.5%
5,000	ACE Ltd.	302,850
8,117	Aegon NV (Netherlands)	154,722
1,057	Allianz AG (Germany)	216,144
45,200	Allstate Corp.	2,942,972
27,559	American International Group, Inc.	1,974,878
5,929	Aviva PLC (United Kingdom)	95,425
4,509	AXA SA (France)	182,550
14,100	Chubb Corp. (The)	746,031
20,400	CNA Financial Corp.(a)	822,528
3,400	Everest Re Group, Ltd. (Bermuda)	333,574
7,000	Genworth Financial, Inc., Class A	239,470
14,400	Hartford Financial Services Group, Inc.	1,343,664
15,500	Horace Mann Educators Corp.	313,100
10,400	LandAmerica Financial Group, Inc.(g)	656,344
10,806	Legal & General Group PLC (United Kingdom)	33,324
5,500	MetLife, Inc.	324,555
1,076	Muenchener Rueckversicherungs - Gesellschaft AG (Germany)	186,068
32,511	Royal & Sun Alliance (United Kingdom)	97,075
16,000	SAFECO Corp.	1,000,800
27,490	SCOR (France)	81,285
6,000	Seabright Insurance Holdings, Inc.(a)	108,060
61,000	St. Paul Travelers Cos., Inc. (The)	3,275,091
1,852	Swiss Reinsurance (Switzerland)	157,462
250	TrygVesta AS (Denmark)	19,097
7,400	XL Capital Ltd. (Class “A” Stock)	532,948
722	Zurich Financial Services AG (Switzerland)	194,350

		16,334,367

Internet & Catalog Retail 0.6%
9,600	Expedia, Inc.(a)	201,408
1,066	GUS PLC	12,513
69,200	IAC/InterActiveCorp.(a)(g)	2,571,471
2,750	Liberty Media Corp. - Interactive A(a)	59,318
16,600	Priceline.com, Inc.(a)(g)	723,926

		3,568,636

Internet Software & Services 0.4%
54,400	Ariba, Inc.(a)	421,056
10,700	Interwoven, Inc.(a)	156,969
6,400	Netratings, Inc.(a)	112,064
12,400	RealNetworks, Inc.(a)(g)	135,656
66,100	SonicWALL, Inc.(a)	556,562
27,500	Travelzoo, Inc.(a)(g)	823,625
2,200	Valueclick, Inc.(a)	51,986
19,300	Websense, Inc.(a)	440,619

		2,698,537

IT Services 0.6%
10,600	Automatic Data Processing, Inc.	522,050
4,800	Covansys Corp.(a)	110,160
2,000	DST Systems, Inc.(a)	125,260
60,300	Fiserv, Inc.(a)	3,160,926
30	NTT Data Corp. (Japan)	150,186
2,900	Tyler Technologies, Inc.(a)	40,774

		4,109,356

Leisure Equipment & Products 0.3%
1,800	FUJIFILM Holdings Corp. (Japan)	74,139
13,400	Marvel Entertainment, Inc.(a)	360,594
300	Mattel, Inc.	6,798
4,000	Nikon Corp. (Japan)	87,680
31,600	Pool Corp.(g)	1,237,771
3,500	Yamaha Corp. (Japan)	74,150

		1,841,132

Life Sciences Tools & Services 0.4%
27,200	Charles River Laboratories International, Inc.(a)	1,176,400
7,200	PerkinElmer, Inc.	160,056
15,700	Thermo Fisher Scientific, Inc.(a)	711,053
8,700	Waters Corp.(a)	426,039

		2,473,548

Machinery 1.6%
7,000	Amada Co. Ltd. (Japan)	74,113
19,800	Caterpillar, Inc.	1,214,334
22,400	Dover Corp.	1,098,048
15,900	Eaton Corp.	1,194,726
1,500	Freightcar America, Inc.	83,175
41,400	Gardner Denver, Inc.(a)	1,544,634
700	Hitachi Construction Machinery Co. Ltd. (Japan)	18,798
51,900	Ingersoll-Rand Co., Ltd. Class A (Bermuda)	2,030,847
2,800	Kennametal, Inc.	164,780
10,000	Komatsu Ltd. (Japan)	202,399
4,000	Komori Corp. (Japan)	74,498
5,000	Kubota Corp. (Japan)	46,305
591	MAN AG (Germany)	53,604
1,200	Mueller Industries, Inc.	38,040
12,000	PACCAR, Inc.(g)	778,800
19,700	Parker Hannifin Corp.	1,514,536
3,000	Sumitomo Heavy Industries Ltd. (Japan)	31,439
573	Vallourec (France)	166,632
700	Volvo AB, Class A (Sweden)	48,211

		10,377,919

Marine
12,000	Mitsui O.S.K. Lines Ltd. (Japan)	118,520

Media 1.9%
3,015	APN News & Media Ltd.	14,373
61,950	CBS Corp., Class B(g)	1,931,601
49,600	Comcast Corp., Class A(a)(g)	2,099,568
18,500	Cumulus Media, Inc., Class A(a)(g)	192,215
137,000	DIRECTV Group, Inc. (The)(a)	3,416,779
8	Fuji Television Network, Inc. (Japan)	18,242
14,323	ITV PLC (United Kingdom)	29,867
12,550	Liberty Media Holding - Capital, Ser. A(a)	1,229,649
64,100	Time Warner, Inc.	1,396,098
400	Tokyo Broadcasting System, Inc. (Japan)	13,328
48,700	Viacom Inc., Class B(a)	1,998,161
5,938	Vivendi Universal SA (France)	232,096

		12,571,977

Metals & Mining 1.0%
3,000	Acerinox SA (Spain)	91,281
4,248	Anglo American PLC (United Kingdom)	207,189
6,725	BHP Billiton Ltd. (Australia)	133,754
3,211	Billiton PLC (United Kingdom)	58,753
632	Boehler-Uddeholm (Austria)	44,300
400	Boliden AB (Switzerland)	10,283
14,900	Cleveland-Cliffs, Inc.(g)	721,756
1,057	Mittal Steel Co., NV (Netherlands)	44,621
30,900	Newmont Mining Corp.	1,395,135
10,000	Nippon Light Metal Co., Ltd. (Japan)	25,628
10,000	Nippon Steel Corp. (Japan)	57,370
3,600	Outokumpu Oyj, Class A (Finland)	140,949
14,700	Phelps Dodge Corp.	1,759,885
33,100	Quanex Corp.(g)	1,144,929
1,162	Rio Tinto Ltd. (United Kingdom)	67,650
1,880	Rio Tinto PLC (United Kingdom)	100,050
24,000	Sumitomo Metal Industries, Ltd. (Japan)	104,201
2,840	Thyssenkrupp AG (Germany)	134,024
14,100	Wheeling-Pittsburgh Corp.(a)(g)	264,093

		6,505,851

Multiline Retail 1.1%
1,500	Dollar Tree Stores, Inc.(a)	45,150
25,000	Federated Department Stores, Inc.	953,250
32,600	J.C. Penney Co., Inc.	2,521,936
36,900	Kohl’s Corp.(a)	2,525,067
7,466	Marks & Spencer Group (United Kingdom)	104,813
77	Pinault Printemps Redoute SA (France)	11,506
1,100	Sears Holdings Corp.(a)(g)	184,723
12,000	Target Corp.	684,600

		7,031,045

Multi-Utilities 0.6%
626	AGL Energy Ltd. (Australia)(a)	7,995
16,100	Ameren Corp.(g)	865,053
31,600	CMS Energy Corp.(a)(g)	527,720
1,200	Dominion Resources, Inc.(g)	100,608

4,300	Energy East Corp.	106,640
14,499	National Grid PLC (United Kingdom)	209,225
7,100	PNM Resources, Inc.	220,810
29,000	Sempra Energy	1,625,161
114	Veolia Environnement (France)(a)	8,788
800	WPS Resources Corp.	43,224

		3,715,224

Office Electronics 0.3%
3,600	Canon, Inc. (Japan)	202,681
5,000	Ricoh Co. Ltd. (Japan)	101,826
95,100	Xerox Corp.(a)	1,611,945

		1,916,452

Oil, Gas & Consumable Fuels 4.7%
27,200	Anadarko Petroleum Corp.	1,183,744
18,700	Apache Corp.(g)	1,243,737
1,518	BG Group PLC (United Kingdom)	20,597
38,160	BP PLC (United Kingdom)	424,017
73,900	Chesapeake Energy Corp.	2,146,795
88,260	Chevron Corp.	6,489,758
42,200	ConocoPhillips	3,036,290
11,700	Devon Energy Corp.	784,836
8,015	ENI SpA (Italy)	269,582
143,864	Exxon Mobil Corp.	11,024,298
9,400	Marathon Oil Corp.	869,500
2,950	Neste Oil Oyj (Finland)	89,682
13,000	Nippon Oil Corp. (Japan)	86,937
915	Norsk Hydro ASA (Norway)	28,396
6,600	Occidental Petroleum Corp.	322,278
1,318	Repsol YPF SA (Spain)	45,583
8,904	Royal Dutch Shell (Netherlands)	311,195
8,838	Royal Dutch Shell PLC, Class B (Netherlands)	309,753
9,743	Santos Ltd. (Australia)	75,824
10,100	Sunoco, Inc.(g)	629,836
2,000	Swift Energy Co.(a)	89,620
2,553	Total SA (France)	184,175
14,200	Valero Energy Corp.	726,472

		30,392,905

Paper & Forest Products
2,100	Svenska Cellulosa AB (Sca), Class B (Sweden)	109,663

Personal Products 0.2%
15,400	Chattem, Inc.(a)(g)	771,232
6,700	USANA Health Sciences, Inc.(a)(g)	346,122

		1,117,354

Pharmaceuticals 3.3%
22,000	Abbott Laboratories	1,071,620
732	Altana AG (Germany)	45,270
5,590	AstraZeneca PLC (United Kingdom)	300,334
100	Eisai Co. Ltd. (Japan)	5,494

38,500	Eli Lilly & Co.	2,005,850
11,100	Forest Laboratories, Inc.(a)	561,660
15,440	GlaxoSmithKline PLC (United Kingdom)	406,308
78,200	Johnson & Johnson Co.	5,162,763
52,200	King Pharmaceuticals, Inc.(a)	831,024
72,000	Merck & Co., Inc.	3,139,200
2,312	Novartis AG (Switzerland)	133,293
178,653	Pfizer, Inc.	4,627,113
1,685	Roche Holding AG (Switzerland)	302,152
1,645	Sanofi-Aventis (France)	151,895
1,200	Takeda Pharmaceutical Co., Ltd. (Japan)	82,243
56,000	Wyeth	2,851,520

		21,677,739

Real Estate Investment Trusts 1.3%
43,700	Affordable Residential Communities LP(a)(g)	509,105
6,200	American Financial Realty Trust	70,928
33,900	American Home Mortgage Investment Corp.(g)	1,190,568
2,400	Annaly Capital Management, Inc.	33,384
44,000	Anthracite Capital, Inc.(g)	560,120
5,700	Arbor Realty Trust, Inc.	171,513
29,600	Ashford Hospitality Trust, Inc.	368,520
1,695	British Land Co. PLC (United Kingdom)	56,884
900	Capital Lease Funding, Inc.	10,440
2,800	DiamondRock Hospitality Co.	50,428
12,600	FelCor Lodging Trust, Inc.	275,184
4,000	Fieldstone Investment Corp.	17,520
1,177	Hammerson PLC (United Kingdom)	36,343
10,800	Hospitality Properties Trust	513,324
20,700	JER Investors Trust, Inc.	427,869
36,900	KKR Financial Corp.	988,551
949	Land Securities Group PLC (United Kingdom)	43,164
5,900	Lexington RealtyTrust	132,278
32,700	Luminent Mortgage Capital, Inc.	317,517
26,960	Mirvac Group (Australia)	118,587
30,800	Newcastle Investment Corp.	964,656
2,800	Pennsylvania Real Estate Investment Trust	110,264
15,000	Ramco-Gershenson Properties	572,100
4,700	Resource Capital Corp.	79,665
40,100	Spirit Finance Corp.	500,047

		8,118,959

Real Estate Management & Development 0.1%
2,000	City Developments Ltd.	16,484
8,400	Jones Lang LaSalle, Inc.	774,228
700	Leopalace21 Corp. (Japan)	22,361
2,000	Sumitono Realty & Development (Japan)	64,119
3,500	Swire Pacific Ltd. (Hong Kong)	37,530
10,000	UOL Group Ltd. (Singapore)	28,192
4,000	Wharf Holdings (Hong Kong)	14,751

		957,665

Road & Rail 0.2%
8,800	Arkansas Best Corp.	316,800

3,500	CSX Corp.	120,505
8,700	Norfolk Southern Corp.	437,523
6,100	Ryder System, Inc.	311,466
6,146	Toll Holdings Ltd.	88,525

		1,274,819

Semiconductors & Semiconductor Equipment 2.0%
1,600	Advanced Energy Industries, Inc.(a)	30,192
27,600	Analog Devices, Inc.	907,212
131,300	Applied Materials, Inc.(g)	2,422,485
2,500	ASM Pacific Technology Ltd. (Hong Kong)	13,899
35,900	ATMI, Inc.(a)(g)	1,096,027
3,900	DSP Group, Inc.(a)	84,630
47,600	Intel Corp.	963,900
30,100	Lam Research Corp.(a)(g)	1,523,662
59,900	MEMC Electronic Materials, Inc.(a)	2,344,486
33,100	Novellus Systems, Inc.(a)(g)	1,139,302
1,800	Sumco Corp. (Japan)	152,120
2,000	Tokyo Electron Ltd. (Japan)	157,315
14,100	Varian Semiconductor Equipment Associates, Inc.(a)	641,832
76,400	Xilinx, Inc.	1,819,084

		13,296,146

Software 2.5%
8,100	Ansoft Corp.(a)	225,180
42,900	Cadence Design System, Inc.(a)(g)	768,339
9,700	Kronos, Inc.(a)	356,378
267,800	Microsoft Corp.	7,996,508
20,100	MicroStrategy, Inc., Class A(a)(g)	2,291,601
154,900	Oracle Corp.(a)	2,654,986
67,900	Synopsys, Inc.(a)	1,814,967

		16,107,959

Specialty Retail 1.5%
6,800	Abercrombie & Fitch Co.	473,484
33,700	Aeropostale, Inc.(a)	1,040,319
16,400	Anntaylor Stores Corp.(a)	538,576
500	Aoyama Trading Co. Ltd. (Japan)	15,000
900	Autobacs Seven Co. Ltd. (Japan)	32,873
3,532	AutoNation, Inc.(a)	75,302
16,500	Casual Male Retail Group, Inc.(a)	215,325
14,200	Charlotte Russe Holding, Inc.(a)(g)	436,650
4,500	DSW Inc., Class A(a)(g)	173,565
19,200	Group 1 Automotive, Inc.	993,024
34,900	Gymboree Corp.(a)	1,331,784
49,100	Home Depot, Inc.	1,971,856
6,100	Men’s Wearhouse, Inc. (The)	233,386
7,500	Midas, Inc.(a)	172,500
16,000	Office Depot, Inc.(a)	610,720
7,400	Sherwin-Williams Co. (The)	470,492
23,300	TJX Cos, Inc.	664,516

		9,449,372

Textiles, Apparel & Luxury Goods 0.8%
65,100	Coach, Inc.(a)	2,796,696
260	Folli - Follie SA (Greece)	10,262
22,600	Fossil, Inc.(a)(g)	510,308
17,200	Jones Apparel Group, Inc.	574,996
4,400	Liz Claiborne, Inc.	191,224
1,000	Nike, Inc. (Class B)	99,030
16,000	Steven Madden Ltd.(a)	561,440
362	Swatch Group AG (Switzerland)(a)	16,191
200	Unifirst Corp.	7,682
2,800	VF Corp.	229,824
3,000	Yue Yuen Industrial Holdings (Hong Kong)	9,518

		5,007,171

Thrifts & Mortgage Finance 0.8%
16,000	CharterMac	343,520
14,698	Countrywide Financial Corp.	623,930
23,800	MGIC Investment Corp.(g)	1,488,452
23,900	PMI Group, Inc. (The)	1,127,363
28,700	Radian Group, Inc.(g)	1,547,217
1,200	Triad Guaranty, Inc.(a)	65,844

		5,196,326

Tobacco 0.9%
38,500	Altria Group, Inc.	3,304,071
5,261	British American Tobacco (United Kingdom)	147,200
1,229	Imperial Tobacco Group (United Kingdom)	48,368
32,300	Reynolds American, Inc.(g)	2,114,681
8,400	Swedish Match AB (Sweden)	157,056

		5,771,376

Trading Companies & Distributors 0.2%
15,600	Applied Industrial Technologies, Inc.	410,437
5,500	H&E Equipment Services, Inc.(a)	136,235
9,000	Itochu Corp. (Japan)	73,773
12,000	Marubeni Corp. (Japan)	60,798
4,600	Mitsubishi Corp. (Japan)	86,428
7,000	Mitsui & Co. Ltd. (Japan)	104,887
9,400	MSC Industrial Direct Co.	368,010
6,000	Sumitomo Corp. (Japan)	89,818

		1,330,386

Transportation Infrastructure
22,000	Hopewell Holdings (Hong Kong)	77,013
44,964	Macquarie Airports Management Ltd. (Australia)	127,535

		204,548

Wireless Telecommunication Services 0.5%
3,400	Alltel Corp.	205,632
8,100	Crown Castle International Corp.(a)(g)	261,630
1	KDDI Corp. (Japan)	6,789
452	Mobistar S.A. (Belgium)	38,574

117,100	Sprint Nextel Corp.	2,212,018
78,770	Vodafone Group PLC (United Kingdom)	218,236

		2,942,879

	Total common stocks
	(cost $344,068,886)	423,975,302

PREFERRED STOCK
Automobiles
50	Porsche AG (Germany)
	(cost $47,483)	63,822

RIGHTS
43,400	Affordable Residential Rights
	(cost $0)	38,335

Moody’s
Rating	Principal
(Unaudited)	Amount (000)
CORPORATE BONDS 8.2%

Aerospace/Defense 0.4%
		BAE Systems Holdings, Inc.,
		Notes, 144A,
Baa2	$370	4.75%, 8/15/10	360,052
Baa2	220	5.20%, 8/15/15	209,559
		Boeing Capital Corp., Sr. Notes,
A2	190	6.10%, 3/01/11	196,291
		Goodrich Corp., Notes, 144A,
Baa3	272	6.80%, 7/01/36	289,359
		Lockheed Martin Corp., Notes, 144A
Baa1	110	6.15%, 9/01/36	115,570
		Northrop Grumman Corp., Gtd. Notes,
Baa2	500	7.125%, 2/15/11	533,329
		Raytheon Co., Debs.,
Baa2	195	6.00%, 12/15/10	199,318
		Raytheon Co., Notes,
Baa2	29	4.50%, 11/15/07	28,770
		Raytheon Co., Sr. Notes,
Baa2	270	6.55%, 3/15/10	279,746
Baa2	140	5.50%, 11/15/12	140,879

			2,352,873

Airlines
		Continental Airlines, Inc., Pass-Thru Certs., Ser. 01-1,
Baa3	45	6.703%, 6/15/21	46,133
		Southwest Airlines Co., Notes,
Baa1	200	6.50%, 3/01/12	208,536

			254,669

Automotive 0.1%
		Auburn Hills Trust, Debs.,
Baa1	105	12.375%, 5/01/20	155,025

		DaimlerChrysler NA Holding Corp., Gtd. Notes,
Baa1	65	8.50%, 1/18/31	77,378
		Equus Cayman Finance Ltd. (Cayman Islands), Notes, 144A,
Baa3	60	5.50%, 9/12/08	59,829
		Hyundai Motor Manufacturing LLC, Gtd. Notes, 144A,
Baa3	90	5.30%, 12/19/08	89,383
		Johnson Controls, Inc., Sr. Notes,
Baa1	60	5.50%, 1/15/16	58,830

			440,445

Banking 0.7%
		Banco Bradesco (Cayman), Notes, 144A,
A2	130	8.75%, 10/24/13	148,200
		Bank of America Corp., Sub. Notes,
Aa3	355	5.75%, 8/15/16(g)	362,322
		Bank One Corp., Sub. Notes,
A1	400	7.875%, 8/01/10	433,884
		Barclays Bank PLC, Notes, 144A,
Aa3	400	5.926%, 12/15/49(h)	405,036
		Citigroup, Inc., Sub. Notes,
Aa2	400	5.625%, 8/27/12	405,788
Aa2	82	5.00%, 9/15/14	80,065
Aa2	165	6.125%, 8/25/36	171,814
		ICICI Bank Ltd. (Singapore), Notes, 144A,
Baa2	220	5.75%, 11/16/10	219,651
		J.P. Morgan Chase & Co., Notes,
Aa3	190	4.60%, 1/17/11	185,418
		J.P. Morgan Chase & Co., Sr. Notes,
Aa3	270	5.25%, 5/30/07	269,897
		J.P. Morgan Chase Capital XVIII, Bonds, Ser. R,
A2	150	6.95%, 8/17/36	162,251
		Mizuho Finance Group (Cayman Islands), Bank Gtd. Notes, 144A,
A2	160	5.79%, 4/15/14	160,938
		MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes,
Baa2	150	6.346%, 7/29/49(h)	152,354
		Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes,
A1	140	7.625%, 9/14/10	151,252
		SMFG Preferred Capital 1 Ltd. (Cayman Islands),
		Bonds, 144A,
Baa2	625	6.078%, 12/31/49(h)	617,795
		Wachovia Bank NA., Sub. Notes,
Aa3	450	7.80%, 8/18/10	484,043
		Washington Mutual Bank, Sub. Notes,
A3	60	5.65%, 8/15/14	60,083
		Wells Fargo Bank NA, Sub. Notes,
Aa1	295	4.75%, 2/09/15	282,434

			4,753,225

Brokerage 0.3%
		Bear Stearns Cos., Inc. (The), Unsec. Notes,
A1	100	5.30%, 10/30/15	98,676
		Goldman Sachs Group, Inc., Notes,
Aa3	5	5.00%, 10/01/14	4,861
		Goldman Sachs Group, Inc., Sub. Notes,
A1	385	6.45%, 5/01/36	400,559

		Lehman Brothers Holdings, Inc., Notes,
A1	335	6.625%, 1/18/12	353,957
		Merrill Lynch & Co., Inc., Notes,
Aa3	60	4.79%, 8/04/10	59,183
Aa3	35	5.45%, 7/15/14	35,187
		Merrill Lynch & Co., Inc., Notes, MTN,
Aa3	240	4.25%, 2/08/10	233,210
Aa3	170	5.77%, 7/25/11(g)	173,754
Aa3	90	5.00%, 1/15/15	87,677
		Morgan Stanley, Notes,
Aa3	25	5.30%, 3/01/13	24,925
Aa3	105	5.375%, 10/15/15	104,061
		Morgan Stanley, Sr. Unsec. Notes, MTN,
Aa3	460	5.75%, 10/18/16	466,750
		Morgan Stanley, Sub. Notes,
A1	140	4.75%, 4/01/14	133,858

			2,176,658

Building Materials & Construction 0.1%
		American Standard, Inc., Gtd. Notes,
Baa3	160	7.625%, 2/15/10	167,688
		CRH America Inc., Gtd. Notes,
Baa1	170	6.00%, 9/30/16	171,597
		Hanson PLC (United Kingdom), Sr. Unsub.,
Baa1	170	7.875%, 9/27/10	182,916
		Lafarge SA (France), Notes,
Baa2	200	6.15%, 7/15/11	204,711
		Owens Corning, Inc., Sr. Unsec. Notes, 144A,
Baa3	115	6.50%, 12/01/16	116,821
		Ryland Group, Inc., (The) Sr. Notes,
Baa3	90	5.375%, 6/01/08	89,397

			933,130

Cable 0.2%
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa2	55	9.455%, 11/15/22	71,221
		Comcast Corp., Bonds,
Baa2	25	5.65%, 6/15/35	22,693
		Comcast Corp., Gtd. Notes,
Baa2	270	6.45%, 3/15/37	270,146
		Comcast Corp., Sr. Unsec. Notes,
Baa2	85	6.50%, 11/15/35	85,600
		Cox Communications, Inc., Notes,
Baa3	270	7.875%, 8/15/09	285,731
Baa3	185	6.75%, 3/15/11	193,402
		CSC Holdings, Inc., Sr. Notes,
B2	385	7.875%, 12/15/07	389,813

			1,318,606

Capital Goods 0.4%
		Caterpillar Financial Services Corp., Notes, MTN,
A2	50	5.50%, 3/15/16	50,028
		Caterpillar, Inc., Debs.,
A2	400	7.25%, 9/15/09	419,977

		Cooper Cameron Corp., Sr. Notes,
Baa1	65	2.65%, 4/15/07	64,472
		Erac USA Finance Co., Gtd. Notes, 144A,
Baa1	400	7.35%, 6/15/08	410,012
		FedEx Corp., Gtd. Notes,
Baa2	75	7.25%, 2/15/11	79,909
		FedEx Corp., Notes,
Baa2	330	2.65%, 4/01/07	327,759
		Honeywell International, Inc., Bonds,
A2	215	6.125%, 11/01/11	222,723
		Honeywell International, Inc., Sr. Unsec. Notes,
A2	35	5.70%, 3/15/36	34,799
		Stena AB (Sweden), Sr. Notes,
Ba3	240	7.50%, 11/01/13	237,000
		Tyco International Group SA (Luxembourg), Gtd. Notes,
Baa3	250	6.00%, 11/15/13	258,669
		United Technologies Corp., Debs.,
A2	90	8.875%, 11/15/19	116,685
		United Technologies Corp., Notes,
A2	165	6.35%, 3/01/11	171,562
		Waste Management, Inc., Gtd. Notes,
Baa3	50	7.75%, 5/15/32	58,973

			2,452,568

Chemicals 0.1%
		Dow Chemical Co. (The), Debs.,
A3	60	5.97%, 1/15/09	60,665
		Dow Chemical Co. (The), Notes,
A3	135	6.125%, 2/01/11	138,779
		Huntsman International LLC, Gtd. Notes,
B2	219	9.875%, 3/01/09	225,570
		ICI Wilmington, Inc., Gtd. Notes,
Baa3	75	5.625%, 12/01/13	74,054
		Lubrizol Corp. (The), Sr. Notes,
Baa3	170	4.625%, 10/01/09	166,760
		Monsanto Co., Bonds, Ser. 1,
Baa1	100	5.50%, 7/30/35	94,240
		Union Carbide Corp., Debs,
Ba2	100	7.50%, 6/01/25	106,353

			866,421

Consumer 0.1%
		Realogy Corp., Notes, 144A
Baa2	205	6.15%, 10/15/11	209,480
		Western Union Holdings, Inc., Notes, 144A
A3	115	5.93%, 10/01/16	113,899
		Whirlpool Corp., Notes,
Baa2	195	6.125%, 6/15/11	198,514

			521,893

Containers & Packaging 0.1%
		Ball Corp., Gtd. Notes,
Ba1	400	6.625%, 3/15/18	398,000

Electric 0.7%
		Appalachian Power Co., Sr. Notes,
Baa2	125	4.40%, 6/01/10	120,762
		Arizona Public Services Co., Unsec. Notes,
Baa2	325	6.25%, 8/01/16	332,543
		Baltimore Gas & Electric Co., Sr. Unsec. Notes, 144A,
Baa2	115	6.35%, 10/01/36	117,395
		Boston Edison Co., Debs.,
A1	110	4.875%, 4/15/14	106,824
		Carolina Power & Light Co., First Mtge. Bonds,
A3	105	5.25%, 12/15/15	103,249
		CenterPoint Energy Houston Electric LLC, Gen. Refi. Mtge.,
Baa2	160	5.70%, 3/15/13	161,162
Baa2	120	6.95%, 3/15/33	132,988
		Consolidated Edison Co. of New York, Sr. Unsec. Notes,
A1	145	5.375%, 12/15/15	144,051
		Consumers Energy Co., First Mtge. Bonds, Ser. B,
Baa2	65	5.375%, 4/15/13	64,371
		Dominion Resources, Inc., Sr. Notes, Ser. D,
Baa2	190	5.125%, 12/15/09	188,787
		Duke Capital LLC, Sr. Notes,
Baa2	45	6.25%, 2/15/13	46,365
Baa2	22	8.00%, 10/01/19	25,576
		El Paso Electric Co., Sr. Unsec. Notes,
Baa3	135	6.00%, 5/15/35	129,408
		Empresa Nacional de Electricidad SA (Chile), Bonds, Ser. B,
Baa3	220	8.50%, 4/01/09	233,581
		Empresa Nacional de Electricidad SA (Chile), Notes,
Baa3	65	8.625%, 8/01/15	76,501
		Energy East Corp., Notes,
Baa2	125	6.75%, 9/15/33	131,291
		Exelon Corp., Notes,
Baa2	30	4.90%, 6/15/15	28,297
		FirstEnergy Corp., Notes, Ser. C,
Baa3	130	7.375%, 11/15/31	148,049
		Florida Power & Light Co., First Mtge. Bonds,
Aa3	60	5.95%, 10/01/33	61,664
		Indiana Michigan Power Co., Sr. Notes, Ser. INDF,
Baa2	90	5.05%, 11/15/14	86,010
		National Rural Utilities Cooperative Finance Corp., Notes,
A2	35	7.25%, 3/01/12	38,034
		Nevada Power Co., Mortgage Backed Notes,
Ba1	250	6.50%, 5/15/18	259,165
		NiSource Finance Corp., Gtd. Notes,
Baa3	55	5.25%, 9/15/17	51,549
Baa3	70	5.45%, 9/15/20	65,194
		Ohio Edison Co., Sr. Unsec. Notes,
Baa2	165	6.40%, 7/15/16	172,435
Baa2	25	6.875%, 7/15/36	27,218
		Oncor Electric Delivery, Debs.,
Baa2	120	7.00%, 9/01/22	129,079
		Oncor Electric Delivery, Sec’d. Notes,
Baa2	45	7.25%, 1/15/33	50,716
		Pacific Gas & Electric Co., First Mtge. Bonds,
Baa1	315	6.05%, 3/01/34	317,701
		Pepco Holdings, Inc., Notes,
Baa3	110	5.50%, 8/15/07	109,912

		PPL Electric Utilities Corp., Sec’d. Notes,
A3	400	6.25%, 8/15/09	409,213
		Southern California Edison Co., First Mtge. Bonds,
A2	100	4.65%, 4/01/15	94,497
A2	70	5.625%, 2/01/36	67,760
		Xcel Energy, Inc., Sr. Notes,
Baa1	120	3.40%, 7/01/08	116,487
Baa1	35	7.00%, 12/01/10	36,916
Baa1	95	6.50%, 7/01/36	100,372

			4,485,122

Energy - Integrated 0.2%
		ConocoPhillips Canada Funding Co. (Canada), Gtd. Notes,
A1	350	5.625%, 10/15/16	351,664
		ConocoPhillips Holding Co., Sr. Notes,
A1	40	6.95%, 4/15/29	45,435
		Marathon Oil Corp., Notes,
Baa1	60	6.125%, 3/15/12	61,790
		Phillips Petroleum Co., Notes,
A1	500	8.75%, 5/25/10	554,039
		TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A
Baa2	110	7.50%, 7/18/16	117,013

			1,129,941

Energy – Other 0.2%
		Anadarko Petroleum Corp., Sr. Notes,
Baa2	190	5.95%, 9/15/16	190,398
Baa2	100	6.45%, 9/15/36	101,050
		Devon Financing Corp., ULC, Gtd. Notes,
Baa2	45	7.875%, 9/30/31	54,141
		Encana Corp. (Canada), Bonds,
Baa2	55	6.50%, 8/15/34	56,683
		Halliburton Co., Notes,
Baa1	30	5.50%, 10/15/10	29,947
		Occidental Petroleum Corp., Sr. Notes,
A3	340	6.75%, 1/15/12(g)	360,715
		Talisman Energy, Inc. (Canada), Notes,
Baa2	45	5.125%, 5/15/15	42,670
Baa2	110	6.25%, 2/01/38	106,129
		Valero Energy Corp., Sr. Unsec. Notes,
Baa3	30	7.50%, 4/15/32	34,227
		Weatherford International, Inc., Gtd. Notes,
Baa1	125	6.50%, 8/01/36	125,484
		Woodside Petroleum Ltd. (Australia), Gtd. Notes, 144A,
Baa1	265	5.00%, 11/15/13	255,846
		XTO Energy, Inc., Sr. Unsec. Notes,
Baa2	75	5.65%, 4/01/16	74,144

			1,431,434

Foods 0.5%
		Anheuser-Busch Cos., Inc., Sr. Notes,
A1	160	6.00%, 4/15/11	164,101
		Archer-Daniels-Midland Co., Debs.,
A2	60	8.125%, 6/01/12	67,601

		Bottling Group LLC, Notes,
A3	90	5.50%, 4/01/16	89,670
		Bunge Ltd., Notes,
Baa2	215	5.35%, 4/15/14	206,638
		Cadbury Schweppes US Finance LLC, Notes, 144A,
Baa2	160	3.875%, 10/01/08	155,821
		Cargill, Inc., Notes, 144A,
A2	375	3.625%, 3/04/09	362,192
		ConAgra Foods, Inc., Notes,
Baa2	81	7.875%, 9/15/10	87,656
		ConAgra Foods, Inc., Sr. Notes,
Baa2	80	7.125%, 10/01/26	87,770
		HJ Heinz Co., Notes, 144A,
Baa2	260	6.428%, 12/01/08	264,638
		Kellogg Co., Notes, Ser. B,
A3	375	6.60%, 4/01/11	393,264
		Kraft Foods, Inc., Notes,
A3	50	5.25%, 6/01/07	49,961
		Kraft Foods, Inc., Sr. Unsec. Notes,
A3	185	5.625%, 11/01/11	186,966
		Kroger Co. (The), Gtd. Notes,
Baa2	35	6.80%, 4/01/11	36,629
		Kroger Co. (The), Notes,
Baa2	250	7.80%, 8/15/07	253,492
		Kroger Co. (The), Sr. Notes,
Baa2	140	7.00%, 5/01/18	147,949
		PepsiAmericas, Inc., Notes,
Baa1	295	6.375%, 5/01/09	300,121
		Tricon Global Restaurants, Inc., Sr. Notes,
Baa2	35	8.875%, 4/15/11	39,262
		Tyson Foods, Inc., Sr. Unsec. Notes,
Ba1	150	6.85%, 4/01/16	154,023

			3,047,754

Gaming 0.1%
		Harrah’s Operating Co., Inc., Gtd. Notes,
Baa3	55	7.125%, 6/01/07	55,258
Baa3	150	5.50%, 7/01/10	147,023
		Mandalay Resort Group, Sr. Sub. Notes,
B1	1	9.375%, 2/15/10	1,070
		Station Casinos, Inc., Sr. Sub. Notes,
Ba3	300	6.625%, 3/15/18	257,250

			460,601

Healthcare & Pharmaceutical 0.6%
		Abbott Laboratories, Notes,
A1	385	5.875%, 5/15/16	396,562
		AmerisourceBergen Corp., Gtd. Notes,
Ba1	200	5.625%, 9/15/12	196,615
		Baxter International, Inc., Sr. Unsec. Notes,
Baa1	170	5.196%, 2/16/08	169,572
		Boston Scientific Corp., Sr. Notes,
Baa3	410	6.40%, 6/15/16	414,902
		Cardinal Health, Inc., Unsub. Notes,
Baa2	260	5.85%, 12/15/17	258,539

		Genentech, Inc., Sr. Notes,
A1	60	4.75%, 7/15/15	57,440
		HCA, Inc., Sec’d. Notes, 144A
B2	400	9.625%, 11/15/16	430,000
		HCA, Inc., Sr. Unsec. Notes,
Caa1	6	6.25%, 2/15/13	5,310
		Laboratory Corp., of America Holdings, Sr. Unsec. Notes,
Baa3	145	5.625%, 12/15/15	142,549
		Merck & Co., Inc., Bonds,
Aa3	210	5.75%, 11/15/36	207,744
		Merck & Co., Inc., Debs.,
Aa3	30	5.95%, 12/01/28	30,292
		Pharmacia Corp., Debs.,
Aa1	40	6.60%, 12/01/28	45,284
		Schering-Plough Corp., Sr. Notes,
Baa1	315	5.55%, 12/01/13	315,913
		Tenet Healthcare Corp., Sr. Unsec. Notes,
B3	1	7.375%, 2/01/13	459
		Teva Pharmaceutical Finance LLC, Bonds,
Baa2	255	6.15%, 2/01/36	247,765
		Ventas Realty LP, Sr. Notes,
Ba2	520	6.625%, 10/15/14	531,699
		Wyeth, Unsub. Notes,
A3	225	5.50%, 3/15/13	226,456
A3	35	5.50%, 3/15/13	35,180
A3	10	6.45%, 2/01/24	10,698

			3,722,979

Healthcare Insurance 0.2%
		Aetna, Inc., Sr. Unsub. Notes,
A3	80	5.75%, 6/15/11	81,218
A3	130	6.625%, 6/15/36	139,017
		Anthem, Inc., Notes,
Baa1	310	3.50%, 9/01/07	305,813
		Coventry Health Care, Inc., Sr. Notes,
Ba1	190	6.125%, 1/15/15	187,245
		United Health Group, Inc., Sr. Unsec. Notes,
A3	290	5.25%, 3/15/11	289,006
A3	95	5.375%, 3/15/16	94,076
		WellPoint, Inc., Notes,
Baa1	170	5.00%, 12/15/14	164,586
Baa1	105	5.95%, 12/15/34	103,310

			1,364,271

Insurance 0.3%
		Allstate Corp. (The), Sr. Notes,
A1	200	7.20%, 12/01/09	210,686
A1	15	5.55%, 5/09/35	14,425
A1	65	5.95%, 4/01/36	66,103
		American International Group, Inc., Notes,
Aa2	260	4.25%, 5/15/13	243,794
Aa2	240	5.60%, 10/18/16	242,232
		AXA SA (France), Sub. Notes,
A3	35	8.60%, 12/15/30	45,380
		Berkshire Hathaway Finance Corp., Gtd. Notes,

Aaa	165	4.75%, 5/15/12	161,714
		Liberty Mutual Group, Inc., Bonds, 144A,
Baa3	180	7.00%, 3/15/34	185,318
		Marsh & Mclennan Cos., Inc., Sr. Unsec. Notes,
Baa2	50	5.15%, 9/15/10	49,123
Baa2	40	5.75%, 9/15/15	39,352
		MetLife, Inc., Sr. Notes,
A2	70	6.125%, 12/01/11	72,363
A2	15	6.375%, 6/15/34	16,018
A2	205	5.70%, 6/15/35	200,333
		St. Paul Travelers Cos., Inc., (The), Sr. Unsec. Notes,
A3	140	6.75%, 6/20/36	154,746
		W.R. Berkley Corp., Sr. Notes,
Baa2	110	5.60%, 5/15/15	108,050
Baa2	90	6.15%, 8/15/19	89,553
		XL Capital Ltd. (Cayman Islands), Sr. Notes,
A3	15	5.25%, 9/15/14	14,700

			1,913,890

Lodging 0.1%
		Carnival PLC (Panama)
A3	440	3.75%, 11/15/07	434,039
		Carnival PLC (United Kingdom), Notes,
A3	50	7.30%, 6/01/07	50,351

			484,390

Media & Entertainment 0.2%
		AMFM, Inc., Gtd. Notes,
Baa3	115	8.00%, 11/01/08	119,561
		CBS Corp., Gtd. Notes,
Baa3	75	7.875%, 7/30/30	78,595
		Disney (Walt) Co., Notes,
A3	50	5.375%, 6/01/07	50,034
		McClatchy Co., Debs.,
Ba1	15	6.875%, 3/15/29	14,224
		News America, Inc., Gtd. Notes,
Baa2	125	7.625%, 11/30/28	140,170
		Time Warner, Inc., Debs.,
Baa2	100	9.15%, 2/01/23	123,709
		Time Warner, Inc., Gtd. Notes,
Baa2	225	6.75%, 4/15/11	235,531
Baa2	160	7.25%, 10/15/17	174,780
Baa2	55	6.50%, 11/15/36	54,743
		Viacom, Inc., Sr. Notes, 144A
Baa3	150	6.25%, 4/30/16	148,961
Baa3	160	6.875%, 4/30/36	158,189

			1,298,497

Metals 0.1%
		Alcan, Inc. (Canada), Notes,
Baa1	20	4.50%, 5/15/13	18,827
Baa1	115	5.00%, 6/01/15	109,380
		Peabody Energy Corp., Gtd. Notes,
Ba1	250	7.375%, 11/01/16	266,250

		Southern Copper Corp., Sr. Notes,
Baa2	195	7.50%, 7/27/35	211,436
		Vale Overseas Ltd. (Cayman Islands), Gtd. Notes,
Baa3	55	8.25%, 1/17/34	65,150
Baa3	145	6.875%, 11/21/36	148,719

			819,762

Non Captive Finance 0.4%
		Capital One Bank, Sub. Notes,
A3	5	6.50%, 6/13/13	5,271
		Capital One Financial Corp., Notes,
A3	55	5.50%, 6/01/15	54,962
		Capital One Financial Corp., Sr. Notes, MTN
A3	125	5.70%, 9/15/11	126,853
		Capital One Financial Corp., Sub. Notes,
Baa1	25	6.15%, 9/01/16	25,855
		CIT Group Funding Co. of Canada, (Canada), Gtd. Notes,
A2	135	5.20%, 6/01/15	130,759
		CIT Group, Inc., Sr. Notes,
A2	195	5.50%, 11/30/07	195,430
A2	80	4.25%, 2/01/10	77,481
		General Electric Capital Corp., Notes,
Aaa	110	4.875%, 10/21/10	108,843
Aaa	340	5.50%, 4/28/11	344,017
Aaa	315	6.75%, 3/15/32	360,762
		Household Finance Corp., Notes,
Aa3	15	4.75%, 5/15/09	14,545
Aa3	135	4.75%, 7/15/13	128,594
		HSBC Finance Corp., Sr. Notes,
Aa3	100	5.70%, 6/01/11	101,728
		International Lease Finance Corp., Unsub. Notes,
A1	120	3.50%, 4/01/09	115,431
		Residential Capital Corp., Gtd. Notes,
Baa3	350	6.00%, 2/22/11	349,337
		Residential Capital Corp., Sr. Unsec. Notes,
Baa3	100	6.375%, 6/30/10	101,164

			2,241,032

Non-Corporate 0.1%
		Export-Import Bank of Korea (South Korea), Notes, 144A,
Aa3	170	4.125%, 2/10/09	165,998
		Korea Development Bank (South Korea), Notes,
A3	240	4.75%, 7/20/09	236,927
		Pemex Project Funding Master Trust, Gtd. Notes,
Baa1	270	5.75%, 12/15/15	268,110
		Petrobras International Finance Co. (Cayman Islands), Bonds,
Baa2	195	8.375%, 12/10/18	232,538

			903,573

Paper
		Plum Creek Timberlands LP, Gtd. Notes,
Baa3	140	5.875%, 11/15/15	137,574
		Weyerhaeuser Co., Debs.,
Baa2	90	7.375%, 3/15/32	93,944

			231,518

Pipelines & Other 0.3%
		Atmos Energy Corp., Notes,
Baa3	330	4.00%, 10/15/09	317,460
		Duke Energy Field Services LLC, Notes,
Baa2	365	7.875%, 8/16/10	392,609
		Enterprise Products Operating LP, Gtd. Notes, Ser. B,
Baa3	35	6.875%, 3/01/33	36,546
		Enterprise Products Operating LP, Sr. Notes,
Baa3	150	4.00%, 10/15/07	148,165
Baa3	145	4.625%, 10/15/09	141,967
		Kinder Morgan Finance (Canada), Gtd. Notes,
Baa2	145	5.70%, 1/05/16	133,040
		ONEOK, Inc., Sr. Unsec. Notes,
Baa2	250	5.51%, 2/16/08	249,823
		ONEOK Partners, L.P., Notes,
Baa2	125	6.65%, 10/01/36	127,854
		Sempra Energy, Sr. Notes,
Baa1	120	4.621%, 5/17/07	119,542
		Sempra Energy, Sr. Unsec. Notes,
Baa1	15	6.00%, 2/01/13	15,298

			1,682,304

Railroads 0.2%
		Burlington Northern Santa Fe Corp., Debs.,
Baa1	135	6.70%, 8/01/28	146,859
		Norfolk Southern Corp., Sr. Notes,
Baa1	4	7.80%, 5/15/27	4,891
		Norfolk Southern Corp., Sr. Unsec. Notes,
Baa1	96	5.64%, 5/17/29	92,754
		Union Pacific Corp., Notes,
Baa2	275	6.625%, 2/01/08	278,194
Baa2	275	3.625%, 6/01/10	259,490
Baa2	152	6.65%, 1/15/11	158,860

			941,048

Real Estate Investment Trusts 0.2%
		Brandywine Operating Partnership, Notes,
Baa3	265	5.75%, 4/01/12	266,819
		EOP Operating LP, Sr. Notes,
Baa2	350	6.75%, 2/15/08	355,585
		ERP Operating LP, Notes,
Baa1	70	5.125%, 3/15/16	67,982
		Mack-Cali Realty LP, Notes,
Baa2	250	7.25%, 3/15/09	258,168
		Post Apartment Homes LP, Notes,
Baa3	135	6.30%, 6/01/13	138,416
		Post Apartment Homes LP, Sr. Notes,
Baa3	90	5.45%, 6/01/12	88,156
		Simon Property Group LP, Unsec Notes,
A3	280	5.75%, 5/01/12	282,870

			1,457,996

Retail 0.1%
		Federated Retail Holdings, Inc., Gtd. Notes,
Baa1	60	5.90%, 12/01/16	59,907
		Gap, Inc. (The), Notes,
Baa3	250	6.90%, 9/15/07	251,731
		Home Depot, Inc., Sr. Notes,
Aa3	70	5.40%, 3/01/16	68,463
		Home Depot, Inc., Sr. Unsec. Notes,
Aa3	115	5.875%, 12/16/36	112,852
		May Department Stores Co. (The), Notes,
Baa1	175	6.65%, 7/15/24	173,389
		Target Corp., Sr. Unsec. Notes,
A1	140	7.50%, 8/15/10	150,310
		Wal-Mart Stores, Inc., Bonds,
Aa2	60	5.25%, 9/01/35	55,098

			871,750

Structured Notes 0.1%
		TRAINS HY-1 2006, 144A
B1	624	7.548%, 5/01/16(g)	636,780

Technology 0.3%
		Electronic Data System Corp., Notes,
Ba1	25	7.45%, 10/15/29	27,357
		Equifax, Inc., Notes,
Baa1	165	4.95%, 11/01/07	163,854
		Freescale Semiconductor, Inc., Sr. Notes, 144A
B1	300	8.875%, 12/15/14	298,875
		International Business Machines Corp., Debs.,
A1	185	5.875%, 11/29/32	188,838
		Jabil Circuit, Inc., Sr. Notes,
Baa3	390	5.875%, 7/15/10	387,240
		Motorola, Inc., Notes,
Baa1	190	4.608%, 11/16/07	188,728
Baa1	20	8.00%, 11/01/11	22,131
		NXP BV (Netherlands), Sec’d Notes, 144A,
Ba2	400	7.875%, 10/15/14	413,501
		Oracle Corp. and Ozark Holding, Inc., Notes,
A3	200	5.00%, 1/15/11	197,987
		Sungard Data Systems, Inc., Gtd. Notes,
Caa1	1	9.125%, 8/15/13	525
		Xerox Corp., Sr. Unsec. Notes,
Baa3	256	6.40%, 3/15/16	261,440

			2,150,476

Telecommunications 0.8%
		ALLTEL Ohio LP, Gtd. Notes, 144A,
A2	64	8.00%, 8/15/10	68,621
		America Movil SA de CV (Mexico), Unsec. Notes,
A3	115	6.375%, 3/01/35	112,199
		AT&T Corp., Sr. Notes,
A2	120	8.00%, 11/15/31	148,881
		AT&T, Inc., Notes,
A2	220	4.125%, 9/15/09(g)	213,676

A2	240	5.30%, 11/15/10	240,033
		BellSouth Corp., Notes,
A2	245	4.20%, 9/15/09	238,174
		British Telecommunications PLC (United Kingdom), Bonds,
Baa1	45	9.125%, 12/15/30	61,554
		British Telecommunications PLC (United Kingdom), Unsub. Notes,
Baa1	220	7.00%, 5/23/07	221,008
		Cingular Wireless LLC, Sr. Notes,
Baa1	100	7.125%, 12/15/31	110,775
		Cingular Wireless Services, Inc., Notes,
Baa1	120	8.125%, 5/01/12	135,032
		Deutsche Telekom International Finance BV(Netherlands), Gtd. Notes,
A3	60	8.25%, 6/15/30	73,760
		Embarq Corp., Notes,
Baa3	80	7.082%, 6/01/16	81,442
Baa3	200	7.995%, 6/01/36	208,125
		France Telecom SA (France), Notes,
A3	75	8.50%, 3/01/31	98,455
		Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes,
Baa2	105	8.00%, 10/01/10	113,293
		New Cingular Wireless Services, Inc., Sr. Notes,
Baa1	110	8.75%, 3/01/31	142,952
		Nextel Communications, Inc., Sr. Notes,
Baa3	240	5.95%, 3/15/14	233,716
		Sprint Capital Corp., Gtd. Notes,
Baa3	185	6.90%, 5/01/19	190,742
		Sprint Nextel Corp., Unsec. Notes,
Baa3	315	6.00%, 12/01/16	307,008
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	90	5.25%, 11/15/13	85,814
Baa2	80	6.375%, 11/15/33	75,586
Baa2	330	7.20%, 7/18/36	344,757
		Telecomunicaciones de Puerto Rico, Inc. (Puerto Rico), Gtd. Notes,
Baa1	420	6.80%, 5/15/09	428,722
		Telefonica Emisiones Sau (Spain)
Baa1	150	6.421%, 6/20/16	154,743
Baa1	265	7.045%, 6/20/36	281,474
		TELUS Corp. (Canada), Notes,
Baa2	250	8.00%, 6/01/11	273,384
		US Cellular Corp., Sr. Notes,
Baa3	95	6.70%, 12/15/33	89,218
		Verizon Global Funding Corp., Bonds,
A3	155	5.85%, 9/15/35	148,451
		Verizon Global Funding Corp., Notes,
A3	55	7.75%, 12/01/30	64,514
		Vodafone Group PLC (United Kingdom), Sr. Notes,
A3	200	7.75%, 2/15/10	213,137

			5,159,246

Tobacco
		Altria Group, Inc., Debs.,
Baa1	60	7.75%, 1/15/27	72,773
		Altria Group, Inc., Notes,
Baa1	120	7.65%, 7/01/08	123,717

			196,490

		Total corporate bonds
		(cost $53,010,595)	53,099,342

ASSET BACKED SECURITIES 1.4%
		American Express Credit Account Master Trust,
		Ser. 2004-4, Class C, 144A,
Baa2	230	5.82%, 3/15/12(h)	231,258
		American Express Credit Account Master Trust,
		Ser. 2004-C, Class C, 144A,
Baa2	148	5.85%, 2/15/12(h)	148,209
		Amortizing Residential Collateral Trust,
		Ser. 2002-BC7, Class M2,
AA+(d)	30	6.70%, 10/25/32(h)	30,124
		Amortizing Residential Collateral Trust,
		Series 2002-BC9, Class M1,
Aa2	500	7.00%, 12/25/32(h)	506,460
		Bank One Issuance Trust,
		Ser. 2003-C1, Class C1,
Baa2	397	4.54%, 9/15/10	393,160
		CDC Mortgage Capital Trust,
		Ser. 2002-HE3, Class M1,
Aa2	228	7.00%, 3/25/33(h)	228,592
		Centex Home Equity,
		Ser. 2005-A, Class M2,
Aa2	360	5.85%, 1/25/35(h)	361,924
		Chase Issuance Trust,
		Ser. 2005-A4, Class A4,
Aaa	650	4.23%, 1/15/13	634,330
		Citibank Credit Card Issuance Trust,
		Ser. 2006-C1, Class C1,
Baa2	300	5.75%, 2/20/15(h)	301,003
		Credit-Based Asset Servicing and Securitization,
		Ser. 2005-CB6, Class AF3,
Aaa	270	5.12%, 7/25/35	267,817
		Equity One ABS, Inc.,
		Ser. 2004-3, Class M1,
Aa2	260	5.70%, 7/25/34	258,494
		First Franklin Mortgage Loan Asset Backed Certs.,
		Ser. 2005-FFH1, Class M2,
Aa2	300	5.87%, 6/25/36(h)	302,481
		GSAMP Trust,
		Ser. 2006-HE4A, Class N1, Private Placement, 144A
A-(d)	298	5.75%, 6/25/36	289,458
		HFC Home Equity Loan Asset Backed Certs.,
		Ser. 2005-2, Class M2,
Aa1	150	5.84%, 1/20/35(h)	150,646
		Home Equity Asset Trust,
		Ser. 2005-7, Class 2A4,
Aaa	220	5.73%, 1/25/36(h)	221,066
		MBNA Master Credit Card Trust,
		Ser. 1999-J, Class A,
Aaa	2,400	7.00%, 2/15/12	2,518,413
		Morgan Stanley ABS Capital I,
		Ser. 2004-N3, Class M2,
A2	290	6.45%, 3/25/34(h)	291,815
		Morgan Stanley Dean Witter Capital I,

		Ser. 2002-NC4, Class M1,
Aaa	268	6.20%, 9/25/32(h)	274,379
		Morgan Stanley Dean Witter Capital I,
		Series 2002-HE1, Class M1,
Aa2	349	6.25%, 7/25/32(h)	352,971
		Prestige Auto Receivables Trust,
		Ser. 2004-1, Class A2, 144A,
Aaa	99	3.69%, 6/15/11	98,205
		Saxon Asset Securities Trust,
		Ser. 2005-2, Class M2,
Aa2	240	5.79%, 10/25/35(h)	241,463
		Securitized Asset Backed Receivables LLC Trust,
		Ser. 2006-FR3, Class A3,
Aaa	300	5.60%, 5/25/36(h)	300,937
		Securitized Asset Bank Receivables LLC Trust,
		Ser. 2004-OP1, Class M1,
Aa2	265	5.86%, 2/25/34(h)	265,527
		WFS Financial Owner Trust,
		Ser. 2004-4, Class D,
A2	115	3.58%, 5/17/12	113,318

		Total asset backed securities
		(cost $8,896,435)	8,782,050

COMMERCIAL MORTGAGE BACKED SECURITIES 3.5%
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2003-2, Class A3,
AAA(d)	400	4.873%, 3/11/41	393,264
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2004-2, Class A4,
Aaa	560	4.153%, 11/10/38	536,628
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2005-6, Class A4,
Aaa	1,400	5.181%, 9/10/47	1,391,130
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2006-2, Class A4
AAA(d)	1,000	5.741%, 5/10/45(h)	1,034,050
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2001-TOP4, Class E,
Baa2	430	6.47%, 11/15/33	446,645
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2005-T18, Class AAB,
Aaa	350	4.823%, 2/13/42(h)	341,393
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2005-T20, Class AAB,
Aaa	500	5.139%, 10/12/42(h)	498,066
		Citigroup Commercial Mortgage Trust,
		Series 2006-C4, Class A3,
Aaa	430	5.72%, 3/15/49(h)	443,921
		Commercial Mortgage Asset Trust,
		Ser. 1999-C2, Class A1,
Aaa	58	7.285%, 11/17/32	58,199
		Commercial Mortgage Pass-Through Certs.,
		Ser. 2004-LB2A, Class X2, 144A, I/O
AAA(d)	2,540	0.978%, 3/10/39	68,941
		Credit Suisse First Boston Mortgage Securities Corp.,
		Ser. 2004-C4, Class A4,

Aaa	300	4.283%, 10/15/39	287,952
		Credit Suisse Mtge. Capital Certs.,
		Series 2006-C1, Class A4,
AAA(d)	800	5.558%, 2/15/39(h)	812,854
		Credit Suisse Mtge. Capital Certs.,
		Series 2006-C4, Class A3,
Aaa	1,000	5.467%, 9/15/39	1,007,696
		DLJ Commercial Mortgage Corp.,
		Ser. 2000-CF1, Class A1B,
AAA(d)	600	7.62%, 6/10/33	637,946
		GE Commercial Mortgage Corp.,
		Ser. 2004-C2, Class X2, I/O
Aaa	4,583	0.597%, 3/10/40	89,644
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2003-C1, Class A4,
Aaa	1,300	4.111%, 7/05/35	1,221,574
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2003-C2, Class A3,
Aaa	610	4.533%, 1/05/36	594,216
		GS Mtge. Securities Corp. II,
		Series 2006-GG6, Class AAB,
AAA(d)	1,300	5.587%, 4/10/38(h)	1,316,840
		J.P. Morgan Chase Commercial Mortgage Securities,
		Ser. 2005-CB13, Class A4,
Aaa	455	5.294%, 1/12/43(h)	455,412
		J.P. Morgan Chase Commercial Mortgage Securities,
		Ser. 2005-LDP2, Class ASB,
Aaa	1,000	4.659%, 7/15/42	969,535
		J.P. Morgan Chase Commercial Mortgage Securities,
		Ser. 2005-LDP4, Class A4,
Aaa	520	4.918%, 10/15/42(h)	504,822
		J.P. Morgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2005-LDP5, Class A4,
Aaa	700	5.1793%, 12/15/44(h)	697,445
		J.P. Morgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2006-CB16. Class ASB,
Aaa	700	5.523%, 5/12/45	707,349
		J.P. Morgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2006-CB17. Class A4,
Aaa	900	5.429%, 12/12/43	904,565
		JP Morgan Chase Commercial Mtge. Securities,
		Series 2006-LDP6, Class X2, I/O
Aaa	29,954	0.088%, 4/15/43(h)	172,679
		J.P. Morgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2006-LDP8, Class ASB,
Aaa	500	5.37%, 5/15/45	500,254
		J.P. Morgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2006-LDP9, Class A3,
Aaa	510	5.134%, 5/15/47	509,204
		KeyCorp,
		Ser. 2000-C1, Class A2,
Aaa	1,602	7.727%, 5/15/32	1,694,945
		LB-UBS Commercial Mortgage Trust,
		Ser. 2004-C6, Class A5,
AAA(d)	800	4.826%, 8/15/29(h)	782,947
		LB-UBS Commercial Mortgage Trust,
		Ser. 2005-C3, Class A5,

Aaa	430	4.739%, 7/15/30	413,366
		LB-UBS Commercial Mortgage Trust,
		Ser. 2006-C3, Class A4,
Aaa	1,000	5.661%, 3/15/39	1,024,044
		Merrill Lynch Mortgage Trust,
		Ser. 2004-Key2, Class A3,
Aaa	400	4.615%, 8/12/39	387,140
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	430	5.9097%, 6/12/46(h)	449,373
		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2003-C3, Class A-2,
AAA(d)	1,100	4.867%, 2/15/35	1,077,419

		Total commercial mortgage backed securities
		(cost $23,325,763)	22,431,458

COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
		Banc of America Mortgage Securities, Inc.,
		Ser. 2005-A, Class 2A1,
Aaa	234	4.459%, 2/25/35(h)	228,429
		Banc of America Mortgage Securities, Inc.,
		Ser. 2005-B, Class 2A1,
Aaa	226	4.391%, 3/25/35(h)	220,130
		Bank of America Alternative Loan Trust,
		Ser. 2006-5, Class 3A1,
Aaa	364	6.00%, 6/25/46	366,329
		Bank of America Alternative Loan Trust,
		Series 2005-12, Class 3CB1,
Aaa	892	6.00%, 1/25/36	892,432
		Countrywide Alternative Loan Trust,
		Ser. 2004-18CB, Class 3A1,
Aaa	371	5.25%, 9/25/19	359,481
		Federal National Mortgage Association,
		Ser. 1993-55, Class K,
Aaa	130	6.50%, 5/25/08	130,779
		Master Alternative Loan Trust,
		Ser. 2004-4, Class 4A1,
Aaa	449	5.00%, 4/25/19	438,670
		Structured Adjustable Rate Mortgage Loan Trust,
		Ser. 2004-1, Class 4A-3,
Aaa	297	4.17%, 2/25/34(h)	294,396
		Washington Mutual Alternative Mortgage Pass-Through Certs.,
		Ser. 2005-1, Class 3A5
AAA(d)	163	5.00%, 3/25/20	160,529

		Total collateralized mortgage obligations
		(cost $3,150,585)	3,091,175

	Principal
	Amount (000)
MORTGAGE BACKED SECURITIES 10.9%
		Federal Home Loan Mortgage Corp.,
	2,431	4.50%, 2/1/19 - 7/1/20	2,344,604
	2,664	5.00%, 7/1/18 - 5/1/34	2,609,336
	735	5.247%, 12/1/35(h)	732,950
	1,758	5.50%, 5/1/34 - 7/1/34	1,740,257
	710	6.00%, 1/1/34	715,613
	730	7.00%, 10/1/31 - 11/1/33	751,107

	Federal Home Loan Mortgage Corp. TBA,
1,000	5.00%, TBA(c) 30 YR	964,688
1,500	5.50%, TBA(c) 30 YR	1,483,125
3,500	6.00%, TBA(c) 30 YR	3,525,158
	Federal National Mortgage Association,
387	4.00%, 5/1/19	364,768
4,675	4.50%, 11/1/18 - 3/1/34	4,490,823
8,838	5.00%, 10/1/18 - 7/1/35	8,560,108
6,095	5.50%, 12/1/16 - 2/1/34	6,034,288
4,656	6.00%, 9/1/17 - 2/1/35	4,695,889
2,247	6.50%, 5/1/13 - 10/1/36	2,292,303
41	7.50%, 12/1/07	41,338
27	8.00%, 12/1/23	28,846
19	8.50%, 2/1/28	20,699
	Federal National Mortgage Association, TBA
500	5.00%, TBA(c) 15 YR	491,406
3,500	5.00%, TBA(c) 30 YR	3,378,592
2,500	5.50%, TBA(c) 15 YR	2,499,220
10,250	5.50%, TBA(c) 30 YR	10,128,281
4,000	6.00%, TBA(c) 30 YR	4,026,248
3,000	6.50%, TBA(c) 30 YR	3,056,250
	Government National Mortgage Association,
1,803	5.50%, 7/15/33 - 9/15/34	1,796,114
941	6.50%, 9/15/23 - 8/15/32	967,347
139	7.00%, 6/15/24	143,391
23	7.50%, 4/15/29 - 5/15/31	23,563
184	8.00%, 8/15/22 - 6/15/25	193,835
	Government National Mortgage Association, TBA
2,750	5.50%, TBA(c) 30 YR	2,736,250

	Total mortgage backed securities
	(cost $71,505,181)	70,836,397

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.0%
	Federal Home Loan Bank,
1,215	4.375%, 10/3/08	1,200,273
775	4.50%, 5/13/11	760,983
1,150	4.875%, 11/18/11(g)	1,145,429
5,315	5.375%, 8/19/11	5,405,913
305	5.60%, 1/3/08	305,002
	Federal Home Loan Mortgage Corp.,
880	5.00%, 12/14/18, M.T.N.	859,260
60	4.75%, 1/18/11, M.T.N.	59,602
	Federal National Mortgage Association,
108	4.25%, 7/27/07	107,391
35	4.875%, 12/15/16	34,608
1,380	5.125%, 4/15/11(g)	1,389,868
1,305	6.125%, 3/15/12	1,374,078
	Tennessee Valley Authority,
200	5.88%, 4/1/36	219,902

	Total U.S. Government agency obligations
	(cost $12,779,170)	12,862,309

U.S. GOVERNMENT TREASURY SECURITIES 2.0%
		United States Treasury Bonds,
	550	4.50%, 2/15/36(g)	523,016
	1,398	6.00%, 2/15/26	1,585,529
	295	7.875%, 2/15/21	384,168
	2,235	8.125%, 8/15/19 - 8/15/21(b)	2,943,680
	1,080	8.75%, 8/15/20	1,493,100
	39	9.00%, 11/15/18	53,628
		United States Treasury Inflation Index,
	795	3.875%, 1/15/09	817,208
		United States Treasury Notes,
	1,480	2.75%, 8/15/07	1,459,419
	135	4.00%, 6/15/09	132,674
	445	4.50%, 11/30/11 - 2/15/36	441,037
	26	4.125%, 8/15/10	25,506
	1,110	4.625%, 9/30/08 – 11/15/16(g)	1,104,740
	530	4.75%, 5/15/14	531,366
	245	4.875%, 4/30/08 - 5/15/09	245,052
		United States Treasury Strips,
		Zero Coupon,
	1,770	2/15/19 - 5/15/19	974,007

		Total U.S. Government treasury securities
		(cost $12,655,644)	12,714,130

MUNICIPAL BOND
		Illinois State Taxable Pension, GO,
		5.10%, 6/01/33
Aa3	195	(cost $167,556)	186,658

FOREIGN GOVERNMENT OBLIGATIONS 0.3%
		Government of Malaysia (Malaysia), Bonds,
A3	55	7.50%, 7/15/11	59,850
		Italy Government International Bond (Italy), Notes,
A+(d)	160	5.375%, 6/15/33	157,772
		Mexico Government International Bond (Mexico), Notes,
Baa1	265	7.50%, 1/14/12(g)	290,440
Baa1	434	5.625%, 1/15/17(g)	434,435
Baa1	161	8.125%, 12/30/19	195,615
		Province of Quebec (Canada), Notes,
Aa2	115	4.60%, 5/26/15(g)	110,592
		Province of Quebec (Canada), Sr. Unsub. Notes,
Aa2	390	5.75%, 2/15/09	395,347
		Russian Federation (Russia), Unsub. Notes, 144A, Private Placement,
Baa2	160	11.00%, 7/24/18	231,800
		South Africa Government International Bond (South Africa), Notes,
Baa1	100	6.50%, 6/02/14	105,125
		United Mexican States (Mexico), Notes,
Baa1	220	6.75%, 9/27/34	237,600

		Total foreign government obligations
		(cost $2,160,485)	2,218,576

		Total long-term investments
		(cost $531,767,783)	610,299,554

SHORT-TERM INVESTMENTS 22.0%

U.S. GOVERNMENT SECURITIES
	United States Treasury Bill,(b)(c)
	4.80% 03/15/07
200	(cost $198,053)	198,093

Shares

AFFILATED MUTUAL FUNDS 22.0%
3,517,252	Dryden Core Investment Fund—Short Term Bond Series(f)	35,207,696
	Dryden Core Investment Fund—Taxable Money Market Series
107,248,881	(includes $75,587,679 of cash collateral for securities on loan)(e)(f)	107,248,881

	Total affiliated mutual funds
	(cost $142,430,655)	142,456,577

	Total short-term investments
	(cost $142,628,708)	142,654,670

	Total Investments(i) 116.0%
	(cost $674,396,491)(j)	752,954,224
	Liabilities in excess of other assets(k) (16.0%)	(103,792,340)

	Net Assets 100.0%	$649,161,884

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

GO—General Obligation

I/O—Interest Only

MTN— Medium Term Notes

TBA—To - Be - Announced

TRAINS—Targeted Return Index Securities

(a)	Non-income producing security.
(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Standard and Poor’s Rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund— Taxable Money Market Series and the Dryden Core Investment Fund— Dryden Short-Term Bond Series.
(g)	Portion of securities on loan with an aggregate market value of $72,474,983; cash collateral of $75,587,679 was received with which the Fund purchased highly liquid short-term investments.
(h)	Variable rate instrument.
(i)	As of December 31, 2006, 104 securities representing $7,230,938 and 1.1% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 677,513,898	$88,139,086	$12,698,760	$75,440,326

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(k)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swap as follows:

Open futures contracts outstanding at December 31, 2006:

Number of Contracts	Type	Expiration Date	Value at December 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)

Long Positions:
52	2-Yr. U.S. T-Notes	Mar. 07	$10,609,625	$10,643,848	$(34,223)
50	5-Yr. U.S. T-Notes	Mar. 07	5,253,125	5,300,000	(46,875)
77	U.S. Long Bond	Mar. 07	8,580,688	8,709,117	(128,429)

					(209,527)

Short Positions:
5	5-Yr. U.S. T-Notes	Mar. 07	525,312	528,876	3,564
36	10-Yr. U.S. T-Notes	Mar. 07	3,868,875	3,912,191	43,316

					46,880

					$(162,647)

Interest rate swap agreement outstanding at December 31, 2006:

	Termination	Notional Amount	Fixed	Floating	Unrealized
Counterparty	Date	(000)	Rate	Rate	Depreciation
Merrill Lynch Capital Services, Inc.*	11/02/2016	$1,000	5.151%	3 month LIBOR	$(3,647)

*	Portfolio pays the floating rate and receives the fixed rate.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 23, 2007

*	Print the name and title of each signing officer under his or her signature.